UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: June 30, 2020

Date of reporting period: December 31, 2019

Item 1.	Reports to Stockholders.

December 31, 2019

SEMI-ANNUAL REPORT

New Covenant Funds

➤	New Covenant Growth Fund
➤	New Covenant Income Fund
➤	New Covenant Balanced Growth Fund
➤	New Covenant Balanced Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-835-4531. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Bosnia and Herzegovina — 0.0%
RenaissanceRe Holdings Ltd.	248	$49

Canada — 0.1%
Lululemon Athletica Inc *	1,014	235

Cayman Islands — 0.0%
Herbalife *	1,088	52

Ireland — 1.3%
Accenture PLC, Cl A	11,297	2,379
Ingersoll-Rand PLC	7,234	962
Jazz Pharmaceuticals PLC *	616	92
Mallinckrodt *	13,812	48
Medtronic PLC	19,976	2,266
NortonLifeLock	13,065	333
Perrigo Co PLC	211	11

		6,091

Puerto Rico — 0.0%
Popular Inc	1,507	89

Switzerland — 0.0%
Garmin Ltd	1,092	106

United Kingdom — 0.2%
Aon PLC	2,921	608
Healthpeak Properties	6,436	222

		830

United States — 96.3%

Communication Services — 8.5%
Activision Blizzard Inc	8,114	482
Alphabet Inc, CI A *	4,360	5,840
Alphabet Inc, CI C *	4,441	5,937
AMC Entertainment Holdings, Cl A	6,158	45
AT&T Inc	127,327	4,976
Bandwidth, CI A *	821	53
Cardlytics *	855	54
Care.com *	3,844	58

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cargurus, CI A *	1,369	$48
Cars.com *	4,178	51
CenturyLink Inc	872	12
Charter Communications Inc, CI A *	1,832	889
Cinemark Holdings Inc	2,104	71
Clear Channel Outdoor Holdings, CI A *	19,686	56
Cogent Communications Holdings	807	53
Comcast Corp, Cl A	60,142	2,705
comScore *	10,205	50
DISH Network, CI A *	1,451	51
Electronic Arts Inc *	2,676	288
Emerald Expositions Events	4,781	50
Eventbrite, CI A *	2,537	51
EverQuote, CI A *	1,468	50
EW Scripps, CI A	3,299	52
Facebook lnc, CI A *	33,558	6,888
Fox Corp, CI A	1,372	51
Gogo *	9,226	59
IMAX *	2,244	46
Intelsat *	8,389	59
Interpublic Group of Cos Inc/The	8,487	196
Iridium Communications *	2,090	51
John Wiley & Sons Inc, CI A	236	11
Liberty Broadband, CI A *	419	52
Liberty Broadband, CI C *	414	52
Liberty Media Corp-Liberty Formula One, CI A *	1,192	52
Liberty Media Corp-Liberty Formula One, CI C *	259	12
Live Nation Entertainment Inc *	181	13
Match Group *	703	58
Meredith	1,401	45
MSG Networks *	2,988	52
New York Times, CI A	1,515	49
Nexstar Media Group, CI A	455	53
Omnicom Group Inc	10,137	821
Scholastic	1,266	49
Shenandoah Telecommunications	1,286	54
Sirius XM Holdings	7,153	51
Spotify Technology SA *	201	30
Sprint Corp *	2,200	11
Take-Two Interactive Software Inc *	830	102
TechTarget *	1,986	52
TEGNA	3,052	51
T-Mobile US Inc *	2,154	169
Twitter Inc *	7,369	236
Verizon Communications Inc	62,462	3,835
ViacomCBS, Cl B	4,113	173
Walt Disney Co/The	26,709	3,863
World Wrestling Entertainment, CI A	780	51
Yelp, CI A *	1,470	51
Zayo Group Holdings Inc *	333	12

New Covenant Funds / Semi-Annual Report / December 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zillow Group Inc, CI A *	1,170	$54
Zillow Group Inc, CI C *	264	12
Zynga lnc, CIA *	14,448	88

		39,486

Consumer Discretionary — 9.9%
1-800-Flowers.com, CI A *	3,668	53
Aaron’s	832	48
Abercrombie & Fitch, Cl A	2,970	51
Adient *	2,126	45
Adtalem Global Education *	1,460	51
Advance Auto Parts Inc	317	51
Amazon.com Inc *	5,880	10,865
AMC Networks, CI A *	1,349	53
American Eagle Outfitters	3,416	50
American Public Education *	1,831	50
Aptiv PLC	3,490	331
Aramark	260	11
Asbury Automotive Group *	425	48
AutoNation *	970	47
AutoZone Inc *	235	280
Beazer Homes USA *	3,361	48
Bed Bath & Beyond	2,963	51
Best Buy Co lnc	3,307	290
Big Lots	1,758	50
BJ’s Restaurants	1,344	51
Bloomin’ Brands	2,259	50
Booking Holdings Inc *	563	1,156
Boot Barn Holdings *	1,181	53
BorgWarner Inc	2,278	99
Bright Horizons Family Solutions Inc *	76	11
Brinker International	1,180	50
Brunswick	839	50
Buckle	1,885	51
Burlington Stores Inc *	482	110
Cable One Inc	79	118
Caleres	2,200	52
Callaway Golf	2,383	51
Capri Holdings *	1,319	50
CarMax Inc *	1,086	95
Carnival Corp	11,633	591
Carter’s	471	52
Carvana Co, CI A *	121	11
Cavco Industries *	255	50
Cheesecake Factory	1,236	48
Chegg *	1,304	49
Chico’s FAS	12,286	47
Children’s Place	812	51
Chipotle Mexican Grill Inc, CI A *	184	154
Choice Hotels International Inc	113	12
Citi Trends	2,295	53
Columbia Sportswear Co	891	89
Conn’s *	4,000	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cooper Tire & Rubber	1,668	$48
Cracker Barrel Old Country Store	323	50
Dana	2,660	48
Darden Restaurants Inc	705	77
Dave & Buster’s Entertainment	1,283	52
Deckers Outdoor *	306	52
Denny’s *	2,500	50
Designer Brands, CI A	3,316	52
Dick’s Sporting Goods	1,054	52
Dillard’s, CI A	726	53
Discovery Inc, CI C *	354	11
Dollar General Corp	2,783	434
Dollar Tree Inc *	1,466	138
Domino’s Pizza Inc	309	91
Dorman Products *	677	51
DR Horton Inc	1,973	104
Duluth Holdings, CI B *	4,946	52
Dunkin’ Brands Group Inc	2,803	212
eBay Inc	24,197	874
Ethan Allen Interiors	2,741	52
Etsy lnc *	1,162	51
Expedia Group Inc	103	11
Express *	10,267	50
Five Below *	410	52
Flexsteel Industries	2,468	49
Floor & Decor Holdings Inc, CI A *	232	12
Foot Locker	1,308	51
Ford Motor Co	36,252	337
Fossil Group *	6,641	52
Fox Factory Holding *	749	52
frontdoor Inc *	251	12
Gap lnc/The	11,382	201
General Motors Co	11,713	429
Gentex Corp	3,795	110
Gentherm *	1,113	49
Genuine Parts Co	109	12
Goodyear Tire & Rubber Co/The	690	11
Graham Holdings, Cl B	78	50
Grand Canyon Education Inc *	121	12
Group 1 Automotive	479	48
GrubHub Inc *	1,289	63
Guess?	2,341	52
H&R Block Inc	3,157	74
Hanesbrands lnc	13,319	198
Harley-Davidson Inc	306	11
Hasbro Inc	2,632	278
Haverty Furniture	2,408	49
Helen of Troy *	304	55
Hibbett Sports *	1,869	52
Hilton Grand Vacations Inc *	3,016	104
Hilton Worldwide Holdings Inc	4,365	484
Home Depot Inc/The	16,979	3,708

2	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hooker Furniture	1,972	$51
Hyatt Hotels Corp, Cl A	135	12
Installed Building Products *	694	48
iRobot *	1,013	51
Jack in the Box	658	51
Johnson Outdoors, CI A	659	51
K12 *	2,452	50
KB Home	1,467	50
Kohl’s Corp	1,859	95
Kontoor Brands	1,282	54
L Brands Inc	638	12
Laureate Education, CI A *	2,881	51
La-Z-Boy, Cl Z	1,597	50
LCI Industries	483	52
Lear Corp	893	123
Leggett & Platt Inc	222	11
Lennar Corp, Cl B	1,103	49
Lennar Corp, Cl A	199	11
LGI Homes *	695	49
Liberty Media -Liberty SiriusXM *	1,054	51
Liberty Media -Liberty SiriusXM Group. CI C *	1,062	51
LKQ Corp *	317	11
Lowe’s Cos Inc	15,716	1,882
Lumber Liquidators Holdings *	5,050	49
M *	1,195	47
Macy’s lnc	4,042	69
Madison Square Garden Co/The *	39	11
Malibu Boats, CI A *	1,232	50
Marriott International Inc/MD, Cl A	3,599	545
Marriott Vacations Worldwide	394	51
MasterCraft Boat Holdings *	3,123	49
Mattel Inc *	14,805	201
McDonald’s Corp	11,361	2,245
MDC Holdings	1,302	50
Meritage Homes *	794	49
Michaels *	7,530	61
Mohawk Industries Inc *	127	17
Monro	626	49
Movado Group	2,352	51
Murphy USA *	422	49
Nathan’s Famous	717	51
National Vision Holdings *	1,563	51
Netflix Inc *	5,391	1,744
Newell Brands Inc	605	12
News Corp, Cl A	829	12
NIKE Inc, CI B	17,693	1,792
Nordstrom Inc	3,866	158
Norwegian Cruise Line Holdings Ltd *	206	12
NVR *	13	50
Office Depot	19,011	52
Ollie’s Bargain Outlet Holdings *	746	49
OneSpaWorld Holdings	3,063	52

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
O’Reilly Automotive Inc *	677	$297
Oxford Industries	665	50
Papa John’s International	806	51
Penske Automotive Group	957	48
PetMed Express	2,172	51
Planet Fitness, CI A *	685	51
Polaris Industries Inc	966	98
Pool Corp	54	11
PulteGroup Inc	5,125	199
PVH Corp	108	11
Quotient Technology *	4,484	44
Qurate Retail Inc *	1,412	12
Ralph Lauren Corp, Cl A	690	81
RealReal *	2,868	54
Red Robin Gourmet Burgers *	1,675	55
Rent-A-Center, Cl A	1,764	51
RH *	224	48
Roku Inc, CI A *	84	11
Ross Stores Inc	3,209	374
Royal Caribbean Cruises Ltd	8,804	1,175
Rubicon Project *	7,204	59
Ruth’s Hospitality Group	2,238	49
Sally Beauty Holdings *	2,794	51
SeaWorld Entertainment *	1,594	51
Service Corp International/US	250	12
ServiceMaster Global Holdings *	1,327	51
Shake Shack, CI A *	847	50
Shutterstock *	1,176	50
Signet Jewelers	2,402	52
Six Flags Entertainment Corp	248	11
Sleep Number *	1,033	51
Stamps.com *	630	53
Standard Motor Products	943	50
Starbucks Corp	16,902	1,486
Steven Madden	1,178	51
Stitch Fix, CI A *	1,950	50
Strategic Education	331	53
Tapestry Inc	2,803	76
Target Corp	6,577	843
Taylor Morrison Home, CI A *	2,239	49
Tempur-Pedic International *	568	49
Tenneco, CI A *	3,599	47
Tesla Inc *	1,659	694
Texas Roadhouse, Cl A	889	50
Thor Industries	721	54
Tiffany & Co	85	11
TJX Cos Inc/The	13,863	846
Toll Brothers Inc	2,246	89
TopBuild *	476	49
Tractor Supply Co	2,377	222
TRI Pointe Group *	3,236	50
TripAdvisor *	1,712	52

New Covenant Funds / Semi-Annual Report / December 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tupperware Brands Corp *	6,142	$53
Ulta Beauty lnc *	279	71
Under Armour Inc, CI C *	556	11
Unifi *	1,944	49
Urban Outfitters lnc *	417	12
Vail Resorts Inc	46	11
VF Corp	4,023	401
Visteon Corp *	551	48
Wayfair lnc, CI A *	590	53
Wendy’s Co/The	11,419	254
Whirlpool Corp	638	94
Williams-Sonoma Inc	160	12
Wingstop	582	50
Winnebago Industries	1,043	55
Wolverine World Wide	1,511	51
WW International *	1,262	48
Wyndham Destinations Inc	4,669	241
Wyndham Hotels & Resorts Inc	189	12
Yum China Holdings Inc	1,913	92
Yum! Brands Inc	3,237	326
Zumiez *	1,593	55

		45,885

Consumer Staples — 6.3%
Andersons	1,960	50
Archer-Daniels-Midland Co	4,581	212
B&G Foods	2,907	52
Beyond Meat lnc *	535	40
BJ’s Wholesale Club Holdings *	2,099	48
Bunge Ltd	1,596	92
Calavo Growers	571	52
Campbell Soup Co	10,354	512
Casey’s General Stores	319	51
Chefs’ Warehouse *	1,366	52
Church & Dwight Co lnc	953	67
Clorox Co/The	3,366	517
Coca-Cola Co/The	65,159	3,607
Colgate-Palmolive Co	14,526	1,000
Conagra Brands Inc	14,479	496
Costco Wholesale Corp	6,288	1,848
Coty Inc, CI A	1,026	12
Darling Ingredients *	1,847	52
Edgewell Personal Care *	1,589	49
Energizer Holdings Inc	231	12
Estee Lauder Cos Inc/The, Cl A	2,390	494
Farmer Brothers *	3,118	47
Flowers Foods Inc	9,872	215
Fresh Del Monte Produce	1,442	50
General Mills Inc	13,887	744
Grocery Outlet Holding *	1,603	52
Hain Celestial Group Inc/The *	461	12
Hershey Co/The	2,295	337
HF Foods Group *	2,213	43

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hormel Foods Corp	4,797	$216
Hostess Brands, CI A *	3,470	50
Ingredion Inc	1,110	103
J&J Snack Foods	274	50
JM Smucker Co/The	7,294	759
John B Sanfilippo & Son	544	50
Kellogg Co	6,713	464
Keurig Dr Pepper Inc	18,064	523
Kimberly-Clark Corp	6,484	892
Kraft Heinz Co/The	4,224	136
Kroger Co/The	26,817	777
Lamb Weston Holdings	594	51
Lancaster Colony	319	51
McCormick & Co Inc/MD	2,916	495
Medifast	533	58
Mondelez International Inc, Cl A	18,714	1,031
Monster Beverage Corp *	1,960	125
National Beverage *	975	50
New Age Beverages *	27,322	50
PepsiCo Inc	28,202	3,854
Performance Food Group *	1,023	53
Pilgrim’s Pride Corp *	355	12
Post Holdings Inc *	108	12
Pricesmart	690	49
Procter & Gamble Co/The	36,001	4,497
Sanderson Farms	297	52
SpartanNash	3,599	51
Spectrum Brands Holdings Inc	183	12
Sprouts Farmers Market Inc *	6,575	127
Sysco Corp	8,925	763
Tootsie Roll Industries	1,461	50
TreeHouse Foods Inc *	237	11
Tyson Foods Inc, CI A	1,963	179
US Foods Holding Corp *	2,211	93
Walgreens Boots Alliance Inc	8,946	527
Walmart lnc	18,508	2,199
WD-40	259	50

		29,337

Energy — 3.7%
Altus Midstream, CI A *	18,316	52
Antero Midstream	7,912	60
Apache Corp	4,822	123
Apergy Corp *	383	13
Baker Hughes a GE Co, CI A	4,496	115
Cabot Oil & Gas Corp	3,306	58
Cactus, CI A	1,525	52
Cheniere Energy Inc *	1,265	77
Chesapeake Energy Corp *	32,883	27
Chevron Corp	25,760	3,104
Cimarex Energy	995	52
CNX Resources *	6,091	54
Concho Resources Inc	142	13

4	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ConocoPhillips	28,755	$1,870
CONSOL Energy *	3,418	50
Continental Resources lnc/OK	337	12
Devon Energy Corp	8,276	215
Diamond S Shipping *	3,276	55
Diamondback Energy Inc	133	12
Dril-Quip *	1,072	50
EOG Resources Inc	6,126	513
EQT Corp	2,732	30
Equitrans Midstream Corp	2,185	29
Exxon Mobil Corp	58,201	4,061
Frank’s International *	9,174	48
Golar LNG *	3,888	55
Halliburton Co	4,450	109
Helmerich & Payne Inc	1,494	68
Hess Corp	4,195	280
HollyFrontier Corp	3,119	158
International Seaways *	1,773	53
Kinder Morgan Inc/DE	21,442	454
Kosmos Energy Ltd	2,007	12
Magnolia Oil & Gas *	3,984	50
Marathon Oil Corp	5,472	74
Marathon Petroleum Corp	7,000	422
Murphy Oil Corp	449	12
Nabors Industries	18,382	53
National Oilwell Varco Inc	482	12
NextDecade *	8,250	51
Noble Energy Inc	6,179	154
Occidental Petroleum Corp	7,026	290
Oceaneering International Inc *	3,376	50
Oil States International *	3,021	49
ONEOK Inc	3,505	265
Parsley Energy, Cl A	2,802	53
Patterson-UTI Energy	4,952	52
PBF Energy Inc, CI A	363	11
Phillips 66	5,367	598
Pioneer Natural Resources Co	1,910	289
Range Resources Corp	2,413	12
RPC *	10,482	55
Schlumberger Ltd	41,175	1,655
Southwestern Energy *	21,739	53
Targa Resources Corp	301	12
Teekay *	9,842	52
Tellurian *	7,235	53
Transocean *	8,264	57
Valero Energy Corp	4,715	442
Williams Cos Inc/The	11,002	261
WPX Energy *	3,940	54

		17,125

Financials — 13.2%
Affiliated Managers Group Inc	910	77
Aflac lnc	6,398	338

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGNC Investment	2,838	$50
Alleghany Corp *	15	12
Allegiance Bancshares *	1,318	50
Allstate Corp/The	3,458	389
Ally Financial	1,575	48
American Express Co	9,360	1,165
American Financial Group	449	49
American Homes 4 Rent, CI A ‡	1,974	52
American International Group Inc	8,217	422
American National Insurance	421	50
Ameriprise Financial Inc	1,250	208
Ameris Bancorp	1,129	48
AMERISAFE	743	49
Annaly Capital Management Inc ‡	8,922	84
Anworth Mortgage Asset	13,514	48
Apollo Commercial Real Estate Finance	2,686	49
Arch Capital Group Ltd *	2,404	103
Argo Group International Holdings	750	49
ARMOUR Residential REIT	2,854	51
Arthur J Gallagher & Co	275	26
Artisan Partners Asset Management, Cl A	1,589	51
Assetmark Financial Holdings *	1,796	52
Assurant Inc	87	11
Assured Guaranty	994	49
Athene Holding, CI A *	1,071	50
Atlantic Capital Bancshares *	2,642	49
Atlantic Union Bankshares	1,302	49
AXA Equitable Holdings Inc	21,911	543
Axis Capital Holdings	825	49
Axos Financial *	1,657	50
Banc of California	2,959	51
BancorpSouth Bank	1,525	48
Bank of America Corp	115,778	4,078
Bank of Hawaii Corp	1,051	100
Bank of Marin Bancorp	1,079	49
Bank of New York Mellon Corp/The	12,656	637
Bank of NT Butterfield & Son	1,324	49
Bank OZK	366	11
BankUnited Inc	2,418	88
Banner	851	48
Berkshire Hathaway Inc, CI B *	27,405	6,207
Berkshire Hills Bancorp	1,501	49
BGC Partners, CI A	8,389	50
BlackRock lnc, CI A	1,478	743
Blackstone Mortgage Trust, Cl A	1,347	50
B0K Financial	568	50
Boston Private Financial Holdings	4,112	50
Bridge Bancorp	1,467	49
Brighthouse Financial Inc *	268	11
Brown & Brown Inc	290	11
Bryn Mawr Bank	1,221	50
Camden National	1,097	51

New Covenant Funds / Semi-Annual Report / December 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capital One Financial Corp	4,592	$473
Capitol Federal Financial	3,529	48
Capstead Mortgage	6,235	49
Carolina Financial	1,156	50
Cathay General Bancorp	1,291	49
Cboe Global Markets Inc	99	12
CenterState Bank	1,942	49
Central Pacific Financial	1,651	49
Charles Schwab Corp/The	13,043	620
Cherry Hill Mortgage Investment	3,400	50
Chimera Investment	2,402	49
Chubb Ltd	6,169	960
Cincinnati Financial Corp	891	94
CIT Group	1,060	48
Citigroup Inc	29,852	2,385
Citizens Financial Group Inc	2,381	97
City Holding	607	50
CME Group Inc, CI A	4,726	949
CNA Financial Corp	253	11
Cohen & Steers	764	48
Colony Credit Real Estate	3,608	48
Columbia Banking System	1,223	50
Comerica Inc	1,232	88
Commerce Bancshares Inc/MO	1,489	101
Community Bank System	710	50
ConnectOne Bancorp	1,891	49
Credit Acceptance Corp *	177	78
Cullen/Frost Bankers Inc	850	83
CVB Financial	2,268	49
Discover Financial Services	3,009	255
Dynex Capital	2,918	49
E*TRADE Financial Corp	1,729	78
Eagle Bancorp	1,035	50
East West Bancorp Inc	1,710	83
eHealth *	512	49
Ellington Financial	2,748	50
Enterprise Financial Services	1,063	51
Erie Indemnity Co, CI A	433	72
Evercore, Cl A	659	49
Everest Re Group	179	50
FactSet Research Systems Inc	306	82
FB Financial	1,250	50
Federal Agricultural Mortgage, Cl C	597	50
Federated Investors, Cl B	1,492	49
Fidelity National Financial	1,063	48
Fifth Third Bancorp	4,599	141
First American Financial	814	48
First BanCorp	4,571	48
First Busey	1,790	49
First Citizens BancShares, CI A	94	50
First Commonwealth Financial	3,365	49
First Financial Bancorp	1,921	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Financial Bankshares	1,378	$48
First Hawaiian Inc	3,126	90
First Horizon National	3,007	50
First Merchants	1,182	49
First Midwest Bancorp	2,129	49
First Republic Bank/CA	831	98
FirstCash	612	49
FNB	3,907	50
Franklin Financial Network	1,421	49
Franklin Resources Inc	6,856	178
Fulton Financial	2,789	49
Genworth Financial, CI A *	10,439	46
German American Bancorp	1,414	50
Globe Life	108	11
Goldman Sachs Group Inc/The	3,708	853
Goosehead Insurance, CI A *	1,190	50
Granite Point Mortgage Trust	2,716	50
Great Western Bancorp	1,390	48
Hancock Whitney	1,142	50
Hanmi Financial	2,417	48
Hanover Insurance Group Inc/The	694	95
HarborOne Bancorp *	4,621	51
Hartford Financial Services Group Inc/The	4,042	246
Heartland Financial USA	1,003	50
Heritage Financial	1,744	49
Home BancShares	2,523	50
HomeStreet *	1,465	50
Hope Bancorp	3,233	48
Horace Mann Educators	1,125	49
Houlihan Lokey, CI A	1,032	50
Huntington Bancshares Inc/OH	6,282	95
IBERIABANK	662	50
Independent Bank	580	48
Independent Bank Group	846	47
Intercontinental Exchange Inc	6,879	637
International Bancshares	1,137	49
Invesco Ltd	18,276	329
Invesco Mortgage Capital	2,946	49
Investors Bancorp	4,061	48
James River Group Holdings	1,180	49
Janus Henderson Group	2,016	49
Jefferies Financial Group	2,313	49
JPMorgan Chase & Co	52,769	7,356
KeyCorp	12,904	261
Kinsale Capital Group	488	50
KKR Real Estate Finance Trust	2,440	50
Lakeland Bancorp	2,890	50
Lazard Ltd, Cl A (A)	2,316	93
Legg Mason	1,356	49
Lending Club *	3,859	49
Lending Tree *	175	53
Lincoln National Corp	3,621	214

6	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Loews Corp	222	$12
LPL Financial Holdings Inc	1,036	96
M&T Bank Corp	929	158
Markel Corp *	10	11
MarketAxess Holdings Inc	305	116
Marsh & McLennan Cos Inc	17,124	1,908
Mercantile Bank	1,349	49
Mercury General Corp	233	11
Meta Financial Group	1,407	51
MetLife Inc	7,024	358
MFA Financial	6,337	49
MGIC Investment	3,455	49
MidWestOne Financial Group	1,357	49
Moelis, CI A	1,564	50
Moody’s Corp	1,782	423
Morgan Stanley	35,755	1,828
Morningstar Inc	1,607	243
Mr Cooper Group *	3,903	49
MSCI Inc, CI A	1,669	431
Nasdaq Inc	2,378	255
Navient	3,513	48
NBT Bancorp	1,213	49
Nelnet, CI A	793	46
New Residential Investment	3,080	50
New York Community Bancorp Inc	951	11
New York Mortgage Trust	7,776	48
NMI Holdings, CI A *	1,470	49
Northern Trust Corp	8,350	887
Northfield Bancorp	2,868	49
OFG Bancorp	2,119	50
Old National Bancorp	2,680	49
Old Republic International	2,203	49
On Deck Capital *	12,500	52
OneMain Holdings Inc, CI A	258	11
Opus Bank	1,893	49
Pacific Premier Bancorp	1,485	48
PacWest Bancorp	1,283	49
Palomar Holdings, CI A *	929	47
PennyMac Mortgage Investment Trust	2,213	49
People’s United Financial Inc	5,001	85
Pinnacle Financial Partners Inc	1,489	95
PNC Financial Services Group Inc/The	5,690	908
PRA Group *	1,320	48
Preferred Bank	845	51
Primerica	365	48
Principal Financial Group Inc	662	36
ProAssurance	1,351	49
Progressive Corp/The	6,981	505
ProSight Global *	2,999	48
Prosperity Bancshares Inc	1,192	86
Provident Financial Services	1,988	49
Prudential Financial Inc	16,015	1,501

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PS Business Parks ‡	306	$50
Radian Group	1,924	48
Raymond James Financial Inc	980	88
Redwood Trust	2,992	50
Regions Financial Corp	5,703	98
Reinsurance Group of America Inc, CI A	578	94
Renasant	1,366	48
RLI	545	49
S&P Global Inc	7,599	2,075
S&T Bancorp	1,247	50
Safeguard Scientifics *	4,091	45
Sandy Spring Bancorp	1,350	51
Santander Consumer USA Holdings Inc	476	11
Seacoast Banking Corp of Florida *	1,616	49
Selective Insurance Group	739	48
ServisFirst Bancshares	1,306	49
Signature Bank/New York NY	676	92
Simmons First National, CI A	1,836	49
SLM Corp	8,316	74
South State	573	50
Starwood Property Trust ‡	2,000	50
State Street Corp	9,970	789
Sterling Bancorp	2,321	49
Stifel Financial	807	49
SVB Financial Group *	346	87
Synchrony Financial	4,720	170
Synovus Financial	1,267	50
T Rowe Price Group Inc	2,711	330
TCF Financial	1,085	51
TD Ameritrade Holding Corp	221	11
Texas Capital Bancshares *	822	47
TFS Financial Corp	573	11
Tiptree	6,082	50
Tompkins Financial	549	50
TPG RE Finance Trust	2,439	49
Travelers Cos Inc/The	2,743	376
TriCo Bancshares	1,219	50
TriState Capital Holdings *	1,917	50
Triumph Bancorp *	1,296	49
Truist Financial	16,871	950
Trustmark	1,410	49
Two Harbors Investment Corp	6,390	93
UMB Financial	715	49
Umpqua Holdings	2,753	49
Universal Insurance Holdings	1,696	48
Univest Financial	1,820	49
Unum Group	1,638	48
US Bancorp	20,106	1,192
Valley National Bancorp	4,269	49
Veritex Holdings	1,729	50
Virtu Financial, CI A	3,026	48
Voya Financial Inc	4,001	244

New Covenant Funds / Semi-Annual Report / December 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Waddell & Reed Financial, CI A	2,974	$50
Walker & Dunlop	749	48
Washington Federal	1,337	49
Washington Trust Bancorp	924	50
Watford Holdings *	1,869	47
Webster Financial	934	50
Wells Fargo & Co	53,452	2,876
Westamerica Bancorporation	731	50
Western Alliance Bancorp	1,801	103
White Mountains Insurance Group	44	49
Willis Towers Watson PLC	907	183
Wintrust Financial	708	50
WR Berkley Corp	165	11
Zions Bancorp NA	1,771	92

		61,169

Health Care — 13.7%
Abbott Laboratories	35,040	3,044
AbbVie Inc	21,492	1,903
ABIOMED Inc *	332	57
Acadia Healthcare *	1,517	50
Acceleron Pharma *	953	51
Adaptive Biotechnologies *	1,704	51
Addus HomeCare *	545	53
Adverum Biotechnologies *	4,537	52
Aerie Pharmaceuticals *	2,282	55
Agilent Technologies Inc	7,874	672
Agios Pharmaceuticals *	1,062	51
Aimmune Therapeutics *	1,579	53
Aldeyra Therapeutics *	9,277	54
Alexion Pharmaceuticals Inc *	1,593	172
Align Technology Inc *	602	168
Alkermes *	2,433	50
Allakos *	378	36
Allergan PLC	4,194	802
Allogene Therapeutics *	1,838	48
Alnylam Pharmaceuticals Inc *	1,202	138
Amedisys *	309	52
AmerisourceBergen Corp, Cl A	138	12
Amgen Inc	11,116	2,680
Amicus Therapeutics *	5,193	51
AMN Healthcare Services *	832	52
Anika Therapeutics *	920	48
Anthem Inc	2,950	891
Apollo Medical Holdings *	2,730	50
Arena Pharmaceuticals *	1,077	49
ArQule*	2,487	50
Arrowhead Pharmaceuticals *	788	50
Atara Biotherapeutics *	3,254	54
Atrion	71	53
Audentes Therapeutics *	842	50
Avanos Medical *	1,561	53
Avantor *	2,699	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axonics Modulation Technologies *	1,976	$55
Axsome Therapeutics *	618	64
Baxter International Inc	12,373	1,035
Becton Dickinson and Co	4,437	1,207
BioDelivery Sciences International *	7,746	49
Biogen Inc *	3,113	924
Biohaven Pharmaceutical Holding *	941	51
BioMarin Pharmaceutical Inc *	1,042	88
Bio-Rad Laboratories Inc, CIA *	32	12
BioSpecifics Technologies *	871	50
Bio-Techne Corp	53	12
BioTelemetry *	1,100	51
Bluebird Bio Inc *	645	57
Boston Scientific Corp *	15,046	680
Bridgebio Pharma *	1,432	50
Bristol-Myers Squibb Co	38,732	2,486
Brookdale Senior Living *	7,397	54
BrukerCorp	233	12
Cantel Medical Corp	163	12
Cara Therapeutics *	2,942	47
Cardinal Health Inc	2,213	112
CASI Pharmaceuticals *	15,874	49
Catalent *	949	53
Catalyst Pharmaceuticals *	11,416	43
Centene Corp *	2,830	178
Cerner Corp	1,769	130
Change Healthcare *	3,522	58
Charles River Laboratories International Inc *	77	12
Chemed	114	50
ChemoCentryx *	1,468	58
Cigna Corp	4,819	985
C0NMED	450	50
Constellation Pharmaceuticals *	1,060	50
Cooper Cos Inc/The	36	12
Corcept Therapeutics *	3,878	47
CorVel *	606	53
Covetrus Inc *	1,045	14
Crinetics Pharmaceuticals *	2,310	58
CVS Health Corp	28,143	2,091
Cytokinetics *	5,011	53
Danaher Corp	7,712	1,184
DaVita Inc *	160	12
Deciphera Pharmaceuticals *	716	45
Denali Therapeutics *	2,631	46
DENTSPLY SIRONA Inc	3,113	176
DexCom Inc *	430	94
Dicerna Pharmaceuticals *	1,898	42
Diplomat Pharmacy *	12,723	51
Eagle Pharmaceuticals *	828	50
Editas Medicine *	1,596	47
Edwards Lifesciences Corp *	2,828	660
Eidos Therapeutics *	786	45

8	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Elanco Animal Health Inc *	398	$12
Eli Lilly & Co	11,942	1,570
Emergent BioSolutions *	950	51
Enanta Pharmaceuticals *	785	48
Encompass Health Corp	164	11
Envista Holdings *	1,731	51
Epizyme *	2,749	68
Esperion Therapeutics *	962	57
Exact Sciences Corp *	930	86
Exelixis Inc *	4,344	77
Fate Therapeutics *	2,450	48
FibroGen *	1,053	45
Flexion Therapeutics *	2,711	56
Forty Seven *	1,401	55
G1 Therapeutics *	1,715	45
Gilead Sciences Inc	18,126	1,178
Glaukos *	886	48
Global Blood Therapeutics *	643	51
Globus Medical, CI A *	851	50
Gossamer Bio *	3,279	51
Halozyme Therapeutics *	2,641	47
Hanger *	1,891	52
HCA Healthcare Inc	2,314	342
Health Catalyst *	1,594	55
HealthEquity *	673	50
Henry Schein Inc *	2,612	174
Heron Therapeutics *	1,977	46
Heska *	532	51
Hill-Rom Holdings Inc	825	94
HMS Holdings *	1,707	50
Hologic lnc *	216	11
Horizon Therapeutics *	1,437	52
Humana Inc *	1,529	560
ICU Medical Inc *	62	12
IDEXX Laboratories Inc *	535	140
lllumina Inc *	3,200	1,062
Immunomedics *	2,499	53
Incyte Corp *	1,063	93
Innoviva *	3,557	50
Inogen *	706	48
Inovalon Holdings, CIA *	2,733	51
Insmed *	2,129	51
Inspire Medical Systems *	715	53
Insulet Corp *	65	11
Integer Holdings *	625	50
Integra LifeSciences Holdings Corp *	188	11
Intercept Pharmaceuticals *	417	52
Intra-Cellular Therapies *	3,894	134
Intuitive Surgical Inc *	1,277	755
lonis Pharmaceuticals *	782	47
lovance Biotherapeutics *	1,782	49
IQVIA Holdings Inc *	1,378	213

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ironwood Pharmaceuticals, CI A *	3,844	$51
Johnson & Johnson	40,148	5,856
Karuna Therapeutics *	717	54
Karyopharm Therapeutics *	2,929	56
Kiniksa Pharmaceuticals, CI A *	4,016	44
Kodiak Sciences *	702	50
Krystal Biotech *	823	46
Kura Oncology *	3,438	47
La Jolla Pharmaceutical *	12,626	50
Laboratory Corp of America Holdings *	515	87
Lantheus Holdings *	2,408	49
LHC Group *	383	53
Ligand Pharmaceuticals *	462	48
LivaNova *	657	50
Livongo Health *	1,898	48
Luminex	2,284	53
Madrigal Pharmaceuticals *	531	48
McKesson Corp	1,288	178
MEDNAX Inc *	417	12
Merck & Co lnc	45,906	4,175
Meridian Bioscience *	5,130	50
Mettler-Toledo International Inc *	562	446
Minerva Neurosciences *	7,183	51
Mirati Therapeutics *	429	55
Moderna Inc *	2,959	58
Mylan NV*	607	12
MyoKardia *	751	55
Myriad Genetics *	1,860	51
Natera *	1,361	46
National Research	779	51
Natus Medical *	1,614	53
Nektar Therapeutics, CI A *	2,328	50
Neogen *	721	47
Neurocrine Biosciences Inc *	1,089	117
Nevro *	450	53
NextCure *	952	54
NextGen Healthcare *	3,392	54
NuVasive *	653	50
Option Care Health *	15,290	57
OraSure Technologies *	6,042	48
PDL BioPharma *	15,625	51
Pennant Group *	1,609	53
Penumbra Inc *	72	12
PerkinElmer Inc	120	12
Pfizer Inc	86,529	3,390
Phreesia *	1,922	51
Portola Pharmaceuticals Inc *	1,960	47
PRA Health Sciences Inc *	108	12
Premier Inc, CI A *	2,266	86
Principia Biopharma *	925	51
Prothena *	713	11
PTC Therapeutics *	1,021	49

New Covenant Funds / Semi-Annual Report / December 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Puma Biotechnology *	5,574	$49
QIAGEN NV *	2,338	79
Quest Diagnostics Inc	865	92
Radius Health *	2,352	47
Reata Pharmaceuticals, CIA *	235	48
Regeneron Pharmaceuticals Inc *	1,105	415
Repligen *	553	51
ResMed Inc	2,930	454
Retrophin *	3,434	49
Revance Therapeutics *	3,056	50
Rhythm Pharmaceuticals *	2,112	48
Rubius Therapeutics *	3,679	35
Sage Therapeutics Inc *	516	37
Sarepta Therapeutics Inc *	87	11
Seattle Genetics *	441	50
Shockwave Medical *	1,114	49
Simulations Plus	1,477	43
Sorrento Therapeutics *	12,406	42
Spero Therapeutics *	4,416	42
STAAR Surgical *	1,343	47
STERIS PLC	1,661	253
Stryker Corp	3,855	809
Supernus Pharmaceuticals *	2,174	52
Surmodics *	1,169	48
Synlogic *	22,321	58
Synthorx *	735	51
Syros Pharmaceuticals *	1,610	11
Tactile Systems Technology *	728	49
Tandem Diabetes Care *	798	48
Teladoc Health *	630	53
Teleflex Inc	742	279
TG Therapeutics *	4,916	55
Theravance Biopharma *	2,200	57
Thermo Fisher Scientific Inc	5,075	1,649
Turning Point Therapeutics *	828	52
Ultragenyx Pharmaceutical *	1,143	49
United Therapeutics *	559	49
UnitedHealth Group Inc	17,361	5,104
Universal Health Services Inc, Cl B	80	11
UroGen Pharma *	1,543	51
US Physical Therapy	428	49
Varex Imaging *	1,631	49
Varian Medical Systems Inc *	1,773	252
Veeva Systems Inc, CI A *	904	127
Vertex Pharmaceuticals Inc *	3,062	670
Viking Therapeutics *	6,150	49
Waters Corp *	395	92
WellCare Health Plans Inc *	36	12
West Pharmaceutical Services Inc	1,875	282
Wright Medical Group *	1,682	51
Zimmer Biomet Holdings Inc	3,501	524
Zoetis lnc, CI A	6,022	797

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zogenix *	947	$49

		63,452

Industrials — 8.7%
3M Co	10,841	1,913
AAON	997	49
AAR	1,101	50
ABM Industries	1,349	51
ACCO Brands	5,214	49
Acuity Brands Inc	84	12
ADT	6,039	48
Advanced Disposal Services *	1,523	50
AECOM *	6,633	286
AeroVironment *	790	49
AGCO Corp	149	12
Air Lease, Cl A	1,053	50
Aircastle	1,564	50
Alamo Group	424	53
Alaska Air Group Inc	3,175	215
Albany International, CI A	636	48
Allegiant Travel, CI A	281	49
Allegion PLC	855	106
Allison Transmission Holdings Inc	1,870	90
Altra Industrial Motion	1,437	52
AMERCO *	136	51
American Airlines Group Inc	405	12
American Woodmark *	461	48
AMETEK Inc	990	99
AO Smith Corp	1,708	81
Apogee Enterprises	1,229	40
Applied Industrial Technologies	745	50
ArcBest	1,766	49
Arconic Inc	7,379	227
Arcosa Inc	1,128	50
Argan	1,315	53
Armstrong Flooring *	11,849	51
Armstrong World Industries Inc	979	92
ASGN *	723	51
Astec Industries	1,175	49
Astronics *	1,739	49
Atkore International Group *	1,234	50
Axon Enterprise *	701	51
AZZ	1,071	49
Barnes Group	807	50
Barrett Business Services	547	49
Bloom Energy, CI A *	7,553	56
Brady, Cl A	873	50
Brink’s	540	49
BWX Technologies Inc	184	11
Caesarstone *	3,257	49
Carlisle	311	50
Casella Waste Systems, CI A *	1,080	50
CBIZ *	1,805	49

10	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CH Robinson Worldwide Inc	148	$12
Chart Industries *	807	54
Cimpress *	398	50
Cintas Corp	1,907	513
CIRCOR International *	1,110	51
Clean Harbors Inc *	137	12
Colfax *	1,455	53
Comfort Systems USA	988	49
Construction Partners, CI A *	2,838	48
Continental Building Products *	1,374	50
Copa Holdings, CI A	469	51
Copart Inc *	1,284	117
CoStar Group Inc *	266	159
Covanta Holding	3,388	50
Crane Co	135	12
CSW Industrials	645	50
CSX Corp	9,694	701
Cummins Inc	3,179	569
Curtiss-Wright Corp	1,789	252
Deere & Co	4,735	820
Delta Air Lines Inc	20,837	1,219
Deluxe	981	49
Donaldson Co Inc	202	12
Douglas Dynamics	918	50
Dover Corp	2,207	254
Dycom Industries *	1,064	50
Eaton Corp PLC	13,217	1,252
EMCOR Group	565	49
Emerson Electric Co	6,592	503
EnerSys	664	50
EnPro Industries	738	49
Equifax Inc	85	12
ESCO Technologies	568	53
Expeditors International of Washington Inc	1,163	91
Exponent	727	50
Fastenal Co	6,120	226
Federal Signal	1,560	50
FedEx Corp	3,239	490
Flowserve Corp	239	12
Fluor Corp	4,373	83
Forrester Research *	1,169	49
Fortune Brands Home & Security Inc	174	11
Forward Air	727	51
Franklin Electric	897	51
FTI Consulting *	443	49
Gardner Denver Holdings Inc *	318	12
Gates Industrial Corp PLC *	886	12
GATX	603	50
Generac Holdings *	496	50
General Electric Co	121,638	1,357
Gibraltar Industries *	959	48
Graco Inc	223	12

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GrafTech International Ltd	954	$11
Granite Construction	1,780	49
Great Lakes Dredge & Dock *	4,289	49
Greenbrier	1,583	51
Hawaiian Holdings	1,619	47
HD Supply Holdings Inc *	1,986	80
Healthcare Services Group	2,050	50
Heartland Express	2,380	50
HEICO Corp	4,884	557
HEICO Corp, CI A	4,197	376
Helios Technologies	1,091	50
Herc Holdings *	1,012	50
Herman Miller	1,053	44
Hexcel Corp	4,105	301
Hillenbrand	1,501	50
HNI	1,268	48
Honeywell International Inc	10,659	1,887
Hub Group, CI A *	976	50
Hubbell lnc, CI B	682	101
IAA *	253	12
ICF International	545	50
IDEX Corp	68	12
IHS Markit Ltd *	3,910	295
Illinois Tool Works Inc	10,776	1,936
Insperity	592	51
Interface, CI A	2,949	49
ITT Inc	1,404	104
Jacobs Engineering Group Inc	1,091	98
JB Hunt Transport Services	437	51
JetBlue Airways Corp *	4,688	88
John Bean Technologies	439	49
Johnson Controls International plc	22,116	900
Kadant	475	50
Kaman	743	49
Kansas City Southern	1,741	267
KAR Auction Services	2,303	50
Kelly Services, Cl A	2,214	50
Kennametal	1,343	50
Kforce	1,239	49
Kimball International, Cl B	2,422	50
Kirby Corp *	1,032	92
Knight-Swift Transportation Holdings, Cl A	1,357	49
Knoll	1,853	47
Korn Ferry	1,193	51
Landstar System Inc	432	49
Lennox International Inc	44	11
Lincoln Electric Holdings Inc	1,027	99
Lindsay	523	50
Lyft lnc, CI A *	240	10
Macquarie Infrastructure Corp	266	11
ManpowerGroup Inc	3,586	348
Marten Transport	2,313	50

New Covenant Funds / Semi-Annual Report / December 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Masco Corp	6,315	$303
MasTec *	795	51
Matson	1,273	52
Maxar Technologies	3,949	62
McGrath RentCorp	666	51
Mercury Systems *	708	49
Meritor *	2,088	55
Middleby Corp/The *	103	11
Mobile Mini	1,315	50
Moog, CI A	580	49
MRC Global *	3,597	49
MSA Safety	392	50
MSC Industrial Direct Co lnc, CI A	1,115	87
Nielsen Holdings PLC	7,584	154
Nordson Corp	600	98
Norfolk Southern Corp	3,218	625
NOW *	4,359	49
NV5 Global *	1,080	54
nVent Electric PLC	457	12
Old Dominion Freight Line	267	51
Omega Flex	448	48
Oshkosh Corp	2,762	261
Owens Corning	4,958	323
PACCAR Inc	2,134	169
Parker-Hannifin Corp	1,231	253
Parsons *	1,198	49
Pentair PLC	4,928	226
Pitney Bowes	11,792	48
Proto Labs *	491	50
Quanex Building Products	2,637	45
Quanta Services Inc	2,291	93
Raven Industries	1,437	50
RBC Bearings *	320	51
Regal Beloit Corp	1,068	91
Republic Services Inc, CI A	539	48
Resideo Technologies Inc *	448	5
Rexnord *	1,539	50
Robert Half international	806	51
Rockwell Automation Inc	1,620	328
Rollins Inc	2,355	78
Roper Technologies Inc	838	297
RR Donnelley & Sons	12,049	48
Ryder System Inc	1,425	77
Saia *	547	51
Schneider National Inc, Cl B	521	11
Sensata Technologies Holding PLC *	4,273	230
Simpson Manufacturing	643	52
Southwest Airlines Co	3,131	169
SP Plus *	1,169	50
Spartan Motors	2,836	51
Spirit AeroSystems Holdings Inc, Cl A	9,098	663
Spirit Airlines *	1,221	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPX *	999	$51
SPX FLOW *	1,044	51
Stanley Black & Decker Inc	1,349	224
Steelcase, Cl A	2,620	54
Stericycle lnc *	179	11
Teledyne Technologies Inc *	878	304
Tennant	639	50
Terex	1,651	49
Tetra Tech	564	49
Timken Co/The	204	11
Toro Co/The	1,175	94
TPI Composites *	2,686	50
TransDigm Group Inc *	1,732	970
TransUnion	2,713	232
Trex *	567	51
TriMas *	1,583	50
TriNet Group *	898	51
Trinity Industries Inc	511	11
Triumph Group	1,853	47
TrueBlue *	2,106	51
Uber Technologies *	6,090	181
UniFirst	235	47
Union Pacific Corp	12,488	2,258
United Airlines Holdings Inc *	2,850	251
United Parcel Service Inc, Cl B	9,414	1,102
United Rentals Inc *	1,692	282
Univar lnc *	476	12
Universal Forest Products	1,033	49
US Ecology	900	52
Valmont Industries Inc	76	11
Vectrus *	984	50
Verisk Analytics Inc, CI A	1,729	258
Viad	737	50
Wabash National	3,217	47
WABCO Holdings Inc *	649	88
Wabtec Corp	465	36
Waste Management Inc	6,467	737
Watsco lnc	537	97
Watts Water Technologies, Cl A	507	51
Welbilt *	3,137	49
Werner Enterprises	1,360	49
Wesco Aircraft Holdings *	4,537	50
WESCO International Inc *	3,527	209
Woodward Inc	769	91
WW Grainger Inc	2,835	960
XPO Logistics Inc *	1,396	111
Xylem Inc/NY	8,168	644

		40,364

Information Technology — 22.2%
2U lnc *	2,061	49
8x8 *	2,725	50
Acacia Communications *	744	50

12	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ACI Worldwide *	1,373	$52
Adobe lnc *	10,406	3,432
ADTRAN	5,303	52
Advanced Energy Industries *	725	52
Advanced Micro Devices Inc *	10,606	486
Agilysys *	2,024	51
Akamai Technologies Inc *	3,119	269
Akoustis Technologies *	6,091	49
Alarm.com Holdings *	1,192	51
Alliance Data Systems Corp	1,335	150
Altair Engineering, CI A *	1,454	52
Alteryx Inc, CI A *	118	12
Ambarella *	885	54
Amdocs Ltd	3,632	262
Amkor Technology *	3,864	50
Amphenol Corp, CI A	2,090	226
Analog Devices Inc	4,564	542
Anaplan Inc *	217	11
Anixter International *	561	52
ANSYS Inc *	448	115
Appian, CI A *	1,246	48
Apple Inc	64,856	19,045
Applied Materials Inc	10,761	657
Applied Optoelectronics *	4,449	53
Arista Networks Inc *	768	156
Arlo Technologies *	11,738	49
Arrow Electronics Inc *	2,550	216
Aspen Technology *	413	50
Atlassian Corp PLC, CI A *	665	80
Autodesk Inc *	3,559	653
Automatic Data Processing Inc	12,646	2,156
Avaya Holdings *	4,140	56
Avnet lnc	1,892	80
AVX	2,456	50
Axcelis Technologies *	2,104	51
Badger Meter	775	50
Belden	900	50
Benchmark Electronics	1,447	50
Black Knight Inc *	1,569	101
Blackbaud	629	50
Blackline *	975	50
Booz Allen Hamilton Holding Corp, Cl A	1,402	100
Bottomline Technologies DE *	943	51
Box, CI A *	2,984	50
Broadcom Inc	6,023	1,903
Broadridge Financial Solutions Inc	720	89
Brooks Automation	1,150	48
Cabot Microelectronics	373	54
Cadence Design Systems Inc *	2,046	142
Cardtronics *	1,198	53
Cass Information Systems	865	50
CDK Global Inc	1,636	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CDW Corp/DE	806	$115
Cerence *	2,645	60
Ceridian HCM Holding *	792	54
Ciena *	1,223	52
Cirrus Logic *	640	53
Cisco Systems Inc	68,588	3,289
Citrix Systems Inc	1,980	220
Cloudera *	4,481	52
Cognex Corp	203	11
Cognizant Technology Solutions Corp, Cl A	8,315	516
Coherent Inc *	626	104
Cohu	2,351	54
CommScope Holding Co lnc *	7,086	101
CommVault Systems *	1,095	49
Comtech Telecommunications	1,417	50
CoreLogic Inc/United States	271	12
Cornerstone OnDemand *	862	50
Corning Inc	6,104	178
Coupa Software Inc *	81	12
Cree Inc *	248	11
CSG Systems International	965	50
CTS	1,735	52
Cypress Semiconductor Corp	488	11
Dell Technologies Inc, CI C *	4,108	211
Diebold Nixdorf *	4,695	50
Digi International *	2,744	49
Digital Turbine *	6,346	45
DocuSign Inc, CI A *	1,618	120
Dolby Laboratories, CI A	731	50
Dropbox, CI A *	2,914	52
DXC Technology Co	5,395	203
Dynatrace *	465	12
Ebix	1,517	51
EchoStar, CI A *	1,124	49
Elastic NV *	183	12
Enphase Energy *	1,935	51
Entegris	980	49
Envestnet *	717	50
EPAM Systems Inc *	1,434	304
ePIus *	592	50
Euronet Worldwide Inc *	74	12
Everbridge *	639	50
EVERTEC	1,569	53
ExIService Holdings *	711	49
Extreme Networks *	6,878	51
F5 Networks Inc *	578	81
Fair Isaac Corp *	299	112
Fidelity National Information Services Inc	7,874	1,095
FireEye lnc *	5,502	91
First Solar Inc *	3,538	198
Fiserv Inc *	6,758	781
Fitbit, CI A *	7,553	50

New Covenant Funds / Semi-Annual Report / December 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five9 *	751	$49
FleetCor Technologies Inc *	729	210
FLIR Systems Inc	1,671	87
ForeScout Technologies *	1,454	48
FormFactor *	1,939	50
Fortinet lnc *	566	60
Genpact Ltd	6,870	290
Global Payments Inc	3,059	558
GoDaddy lnc, CI A *	1,102	75
Guidewire Software Inc *	109	12
Hackett Group	3,129	51
HubSpot *	322	51
IAC/lnterActiveCorp *	376	94
Ichor Holdings *	1,480	49
ll-VI *	1,509	51
Infinera *	6,579	52
Inphi *	680	50
Inseego *	7,132	52
Insight Enterprises *	754	53
Instructure *	1,033	50
Intel Corp	67,438	4,036
Intelligent Systems *	1,128	45
InterDigital	917	50
International Business Machines Corp	13,123	1,759
Intuit Inc	3,714	973
IPG Photonics Corp *	558	81
Itron *	588	49
j2 Global *	540	51
Jabil Inc	6,948	287
Jack Henry & Associates Inc	636	93
Juniper Networks Inc	7,826	193
KBR	1,640	50
KEMET	1,871	51
Keysight Technologies Inc *	3,329	342
KLA-Tencor Corp	1,904	339
Knowles *	2,314	49
Lam Research Corp	3,493	1,021
Lattice Semiconductor *	2,475	47
Littelfuse lnc	60	11
LivePerson *	1,299	48
LogMeln Inc	1,076	92
Lumentum Holdings *	660	52
Manhattan Associates Inc *	1,278	102
Marvell Technology Group Ltd	3,312	88
Mastercard Inc, CI A	13,112	3,915
Maxim Integrated Products Inc	3,740	230
MAXIMUS	682	51
Medallia *	1,562	49
Microchip Technology Inc	1,615	169
Micron Technology Inc *	11,740	631
Microsoft Corp	115,179	18,164
MicroStrategy, CI A *	339	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitek Systems *	6,887	$53
MKS Instruments Inc	103	11
Model N *	1,438	50
MongoDB Inc, CI A *	574	76
Monolithic Power Systems Inc	64	11
MTS Systems	1,057	51
National Instruments Corp	2,353	100
NCR Corp *	334	12
NetApp Inc	2,936	183
NetScout Systems *	2,073	50
New Relic *	749	49
NIC	2,268	51
Novanta *	547	48
Nuance Communications *	2,832	50
Nutanix lnc, CI A *	359	11
NVIDIA Corp	9,892	2,328
Okta Inc, CI A *	812	94
ON Semiconductor Corp *	9,649	235
Oracle Corp	34,708	1,839
OSI Systems *	497	50
Pagerduty lnc *	1,821	43
Palo Alto Networks Inc *	541	125
Paychex Inc	2,612	222
Paycom Software *	194	51
Paylocity Holding *	417	50
PayPal Holdings Inc *	18,658	2,018
Paysign *	4,721	48
Pegasystems lnc	150	12
Perficient *	1,142	53
Perspecta	1,895	50
Photronics *	3,197	50
Plantronics	1,930	53
Plexus *	633	49
Pluralsight lnc, CI A *	2,621	45
Power Integrations	531	53
Progress Software	1,206	50
Proofpoint Inc *	98	11
PROS Holdings *	818	49
PTC *	677	51
Pure Storage Inc, CI A *	685	12
Q2 Holdings *	633	51
Qorvo Inc *	100	12
QUALCOMM Inc	17,833	1,573
Qualys *	591	49
Rambus *	3,633	50
Rapid7 *	892	50
RealPage lnc *	211	11
RingCentral Inc, CI A *	699	118
Rogers *	392	49
Sabre Corp	506	11
SailPoint Technologies Holding *	2,129	50
salesforce.com *	18,578	3,022

14	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanmina *	1,459	$50
ScanSource *	1,292	48
SecureWorks, CI A *	3,538	59
Semtech *	1,000	53
ServiceNow Inc *	2,017	569
Silicon Laboratories *	437	51
Skyworks Solutions Inc	2,779	336
Smartsheet lnc, CI A *	266	12
SolarWinds Corp *	634	12
Splunk lnc *	1,095	164
SPS Commerce *	882	49
Square Inc, CI A *	2,537	159
SS&C Technologies Holdings	831	51
Switch Inc, CI A	779	12
Synaptics *	771	51
SYNNEX	387	50
Synopsys lnc *	1,083	151
Tech Data *	348	50
Teradata Corp *	4,437	119
Teradyne Inc	4,784	326
Texas Instruments Inc	13,483	1,730
Trade Desk Inc/The, CI A *	376	98
Trimble Inc *	2,035	85
TTEC Holdings	1,378	55
TTM Technologies *	3,357	51
Tucows, CI A *	834	52
Twilio lnc, CI A *	639	63
Tyler Technologies Inc *	393	118
Ubiquiti	263	50
Unisys *	4,078	48
Universal Display Corp	521	107
Upland Software *	1,378	49
Varonis Systems *	653	51
Verint Systems *	947	52
VeriSign Inc *	484	93
Verra Mobility, CI A *	3,479	49
ViaSat *	693	51
Viavi Solutions *	3,355	50
Virtusa *	1,123	51
Visa Inc, CI A	30,481	5,727
VMware Inc, CI A *	1,343	204
Western Digital Corp	2,423	154
Western Union Co/The	425	11
WEX Inc *	55	12
Workday Inc, CI A *	2,079	342
Workiva, CI A *	1,224	51
Xerox Holdings	7,073	261
Xilinx lnc	2,632	257
Xperi	2,351	43
Zebra Technologies Corp, CI A *	438	112
Zendesk lnc *	152	12
Zscaler lnc *	1,122	52

Description	Shares	Market Value ($ Thouısands)

COMMON STOCK (continued)
Zuora, CI A *	3,498	$50

		102,950

Materials — 3.2%
AdvanSix *	2,397	48
Air Products & Chemicals Inc	4,688	1,102
AK Steel Holding *	14,926	49
Albemarle Corp	167	12
Alcoa Corp *	5,657	122
Allegheny Technologies *	2,362	49
AptarGroup Inc	1,944	225
Ashland Global Holdings Inc	152	12
Avery Dennison Corp	88	12
Axalta Coating Systems Ltd *	7,963	242
Balchem	488	50
Ball Corp	14,154	915
Berry Global Group Inc *	4,123	196
Cabot Corp	238	11
Carpenter Technology	1,006	50
Celanese Corp, CI A	93	11
CF Industries Holdings	1,066	51
Chase	421	50
Chemours	2,832	51
Cleveland-Cliffs	5,918	50
Coeur Mining *	6,945	56
Commercial Metals	2,280	51
Compass Minerals International	851	52
Corteva Inc	4,112	122
Crown Holdings Inc *	6,925	502
Domtar Corp	298	11
Dow lnc	6,685	366
DuPont de Nemours Inc	7,322	470
Eagle Materials Inc	126	11
Eastman Chemical Co	9,101	721
Ecolab Inc	3,153	609
Element Solutions Inc *	1,023	12
FMC Corp	2,400	240
Freeport-McMoRan Inc	31,087	408
GCP Applied Technologies *	2,199	50
Graphic Packaging Holding Co	681	11
Greif, CI A	1,122	50
HB Fuller	976	50
Huntsman Corp	475	11
Ingevity *	563	49
Innospec	499	52
International Flavors & Fragrances Inc	2,307	298
International Paper Co	785	36
Kraton *	2,033	51
Linde PLC	7,642	1,627
Livent *	5,807	50
Louisiana-Pacific	1,740	52
LyondellBasell Industries NV, Cl A	2,182	206
Martin Marietta Materials Inc	397	111

New Covenant Funds / Semi-Annual Report / December 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Minerals Technologies	880	$51
Mosaic Co/The	3,590	78
Neenah	693	49
NewMarket	102	50
Newmont Goldcorp Corp	29,273	1,272
Novagold Resources *	6,675	60
Nucor Corp	1,510	85
Packaging Corp of America	101	11
PH Glatfelter	2,740	50
PPG Industries Inc	2,274	304
Quaker Chemical	309	51
Reliance Steel & Aluminum Co	412	49
Royal Gold	437	53
RPM International	664	51
Scotts Miracle-Gro	482	51
Sealed Air Corp	293	12
Sensient Technologies	779	51
Sherwin-Williams Co/The	2,451	1,430
Silgan Holdings	1,635	51
Sonoco Products Co	185	11
Southern Copper Corp	272	12
Steel Dynamics Inc	2,648	90
Stepan	510	52
Summit Materials, CI A *	2,136	51
Trinseo	1,345	50
Tronox Holdings	4,385	50
United States Lime & Minerals	581	52
United States Steel	3,709	42
Valvoline Inc	11,216	240
Verso *	2,760	50
Vulcan Materials Co	665	96
Warrior Met Coal	2,378	50
Westlake Chemical	718	50
Westrock Co	3,989	171
Worthington Industries	1,149	48
WR Grace	733	51

		14,618

Real Estate — 3.7%
Acadia Realty Trust ‡	1,946	50
Agree Realty ‡	736	52
Alexander & Baldwin ‡	2,342	49
Alexandria Real Estate Equities Inc ‡	1,497	242
American Assets Trust ‡	1,128	52
American Campus Communities Inc ‡	252	12
American Finance Trust ‡	3,743	50
American Tower Corp, CI A ‡	6,167	1,417
Americold Realty Trust ‡	346	12
Apartment Investment & Management Co, CI A ‡	1,721	89
Apple Hospitality REIT Inc ‡	718	12
AvalonBay Communities Inc ‡	3,261	684
Boston Properties Inc ‡	1,468	202

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brandywine Realty Trust ‡	14,492	$228
Brixmor Property Group Inc ‡	4,703	102
Brookfield Property REIT Inc, Cl A ‡	622	11
Camden Property Trust ‡	850	90
CareTrust REIT	2,438	50
CBRE Group Inc, CI A *	4,438	272
Colony Capital Inc ‡	41,643	198
Columbia Property Trust Inc ‡	565	12
Community Healthcare Trust ‡	1,136	49
CorEnergy Infrastructure Trust ‡	1,162	52
CorePoint Lodging ‡	4,605	49
Corporate Office Properties Trust ‡	7,752	228
Cousins Properties ‡	289	12
Crown Castle International Corp ‡	4,655	662
CubeSmart ‡	377	12
Cushman & Wakefield *	2,593	53
CyrusOne lnc ‡	181	12
DiamondRock Hospitality ‡	4,575	51
Digital Realty Trust Inc ‡	1,874	224
Douglas Emmett Inc ‡	2,338	103
Duke Realty Corp ‡	2,798	97
EastGroup Properties ‡	379	50
Empire State Realty Trust Inc, Cl A ‡	5,592	78
EPR Properties	735	52
Equinix Inc ‡	963	562
Equity Commonwealth *‡	2,677	88
Equity Lifestyle Properties Inc ‡	167	12
Equity Residential ‡	3,485	282
Essential Properties Realty Trust ‡	2,028	50
Essex Property Trust Inc ‡	454	137
Extra Space Storage Inc ‡	811	86
Federal Realty Investment Trust ‡	664	85
First Industrial Realty Trust ‡	1,226	51
Four Corners Property Trust ‡	1,848	52
Franklin Street Properties ‡	5,897	50
Gaming and Leisure Properties Inc ‡	275	12
Global Net Lease ‡	2,484	50
Hannon Armstrong Sustainable Infrastructure Capital ‡	1,600	51
Healthcare Realty Trust ‡	1,555	52
Healthcare Trust of America Inc, Cl A ‡	392	12
Hersha Hospitality Trust, CIA ‡	3,513	51
Highwoods Properties Inc ‡	247	12
Host Hotels & Resorts Inc ‡	17,568	326
Howard Hughes Corp/The *	795	101
Hudson Pacific Properties Inc ‡	2,475	93
Independence Realty Trust ‡	3,625	51
Industrial Logistics Properties Trust	2,389	54
Invitation Homes ‡	398	12
Iron Mountain Inc ‡	5,996	191
JBG SMITH Properties ‡	2,065	82
Jones Lang LaSalle Inc	1,270	221

16	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kennedy-Wilson Holdings	2,254	$50
Kilroy Realty Corp ‡	4,516	379
Kimco Realty Corp ‡	4,679	97
Kite Realty Group Trust ‡	2,741	54
Lamar Advertising Co, CI A ‡	1,059	95
Lexington Realty Trust, Cl B ‡	4,761	51
Liberty Property Trust ‡	1,784	107
Life Storage Inc ‡	110	12
LTC Properties	1,142	51
Macerich Co/The ‡	5,238	141
Marcus & Millichap *	1,380	51
Medical Properties Trust ‡	2,513	53
Mid-America Apartment Communities Inc ‡	772	102
Monmouth Real Estate Investment ‡	3,365	49
National Health Investors	635	52
National Retail Properties ‡	975	52
National Storage Affiliates Trust ‡	1,534	52
Newmark Group, CI A	3,753	50
Office Properties Income Trust ‡	1,618	52
Omega Healthcare Investors ‡	1,229	52
Outfront Media ‡	1,951	52
Paramount Group Inc ‡	5,922	82
Park Hotels & Resorts	1,996	52
Pebblebrook Hotel Trust ‡	1,899	51
Physicians Realty Trust ‡	2,753	52
Piedmont Office Realty Trust, Cl A ‡	2,333	52
PotlatchDeltic ‡	1,174	51
Prologis lnc ‡	19,404	1,730
Public Storage ‡	1,626	346
QTS Realty Trust, Cl A ‡	981	53
Rayonier ‡	1,593	52
RE, CI A	1,292	50
Realogy Holdings *	4,621	45
Realty Income Corp ‡	2,296	169
Redfin *	2,435	51
Regency Centers Corp ‡	3,123	197
Retail Opportunity Investments ‡	2,907	51
Retail Properties of America Inc, Cl A ‡	876	12
Rexford Industrial Realty	1,114	51
RLJ Lodging Trust	2,849	50
RMR Group, CI A	1,095	50
RPT Realty	3,429	52
Ryman Hospitality Properties	577	50
Sabra Health Care REIT ‡	2,410	51
Safehold ‡	1,296	52
SBA Communications Corp, Cl A ‡	994	240
Senior Housing Properties Trust ‡	6,702	57
Service Properties Trust ‡	483	12
Simon Property Group Inc ‡	3,706	552
SITE Centers ‡	3,734	52
SL Green Realty Corp ‡	2,476	227
Spirit Realty Capital ‡	237	12

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
St. Joe *	2,464	$49
STAG Industrial ‡	1,647	52
STORE Capital Corp ‡	2,555	95
Summit Hotel Properties ‡	4,173	51
Sunstone Hotel Investors ‡	3,516	49
Tanger Factory Outlet Centers ‡	3,357	49
Taubman Centers Inc ‡	1,690	53
Terreno Realty ‡	941	51
UDR Inc ‡	250	12
Uniti Group ‡	6,587	54
Universal Health Realty Income Trust ‡	439	51
Urban Edge Properties	2,679	51
Urstadt Biddle Properties, Cl A	2,126	53
Ventas lnc ‡	3,279	189
VEREIT Inc ‡	10,217	94
VICI Properties ‡	2,012	51
Vornado Realty Trust ‡	2,903	193
Washington Real Estate Investment Trust ‡	1,705	50
Weingarten Realty Investors ‡	2,933	92
Welltower lnc ‡	4,270	349
Weyerhaeuser Co ‡	17,005	514
Whitestone REIT, Cl B ‡	3,773	51
WP Carey Inc ‡	149	12
Xenia Hotels & Resorts ‡	2,347	51

		17,070

Utilities — 3.2%
AES Corp/VA	5,282	105
ALLETE	620	50
Alliant Energy Corp	213	12
Ameren Corp	1,172	90
American Electric Power Co Inc	5,930	560
American States Water	580	50
American Water Works Co lnc	2,717	334
Aqua America Inc	2,221	104
Atmos Energy	461	52
Avangrid Inc	1,720	88
Black Hills	641	50
California Water Service Group	978	50
CenterPoint Energy Inc	434	12
Clearway Energy, Cl C	2,583	52
CMS Energy Corp	21,450	1,348
Consolidated Edison Inc	3,086	279
Dominion Energy Inc	9,438	782
DTE Energy Co	9,809	1,274
Duke Energy Corp	9,540	870
Edison International	3,288	248
El Paso Electric	742	50
Entergy Corp	2,276	273
Evergy lnc	180	12
Eversource Energy	10,983	934
Exelon Corp	11,090	506
FirstEnergy Corp	4,900	238

New Covenant Funds / Semi-Annual Report / December 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hawaiian Electric Industries Inc	249	$12
IDACORP	108	12
MDU Resources Group Inc	386	12
MGE Energy	631	50
Middlesex Water	790	50
National Fuel Gas Co	245	11
New Jersey Resources	1,111	50
NextEra Energy Inc	6,768	1,639
NiSource Inc	419	12
Northwest Natural Holding	699	52
NRG Energy Inc	2,300	91
OGE Energy Corp	261	12
ONE Gas	534	50
Ormat Technologies	644	48
Pattern Energy Group, CI A	1,838	49
PG&E Corp *	4,614	50
Pinnacle West Capital Corp	2,640	237
PNM Resources	975	49
Portland General Electric	894	50
PPL Corp	7,025	252
Public Service Enterprise Group Inc	5,257	310
Sempra Energy	3,086	467
SJW Group	716	51
South Jersey Industries	1,556	51

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern Co/The	13,370	$852
Sunnova Energy International *	4,524	51
UGI Corp	253	11
Unitil	794	49
Vistra Energy	2,088	48
WEC Energy Group Inc	2,064	190
Xcel Energy Inc	21,147	1,343

		14,634

		446,090

Total Common Stock (Cost $315,470) ($ Thousands)		453,542

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, CI F
1.500%**†	7,997,660	7,998

Total Cash Equivalent (Cost $7,998) ($ Thousands)		7,998

Total Investments in Securities — 99.6% (Cost $323,468) ($ Thousands)		$461,540

A list of the open futures contracts held by the Fund at December 31, 2019 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	49	Mar-2020	$7,860	$7,916	$56
S&P Mid Cap 400 Index E-MINI	2	Mar-2020	410	413	3

			$8,270	$8,329	$59

The futures contracts are considered to have interest rate risk associated with them.

Percentages	are based on Net Assets of $463,574 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security (see Note 3).
(A)	Security is a Master Limited Partnership. At December 31, 2019, such securities amounted to $93 ($ Thousands), or 0.02% of the net assets.

Cl — Class

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

18	New Covenant Funds / Semi-Annual Report / December 31, 2019

The following is a list of the levels of inputs used as of December 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	$453,542	$–	$–	$453,542
Cash Equivalent	7,998	–	–	7,998

Total Investments in Securities	$461,540	$–	$–	$461,540

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	$59	$–	$–	$59

Total Other Financial Instruments	$59	$–	$–	$59

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended December 31, 2019 ($ Thousands):

Security Description	Value 6/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$8,829	$36,914	$(37,745)	$–	$–	$7,998	7,997,660	$59	$ –

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Income Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 41.9%

Agency Mortgage-Backed Obligations — 34.5%
FHLMC
6.500%, 09/01/2039	$32	$36
5.500%, 12/01/2036 to 12/01/2038	269	301
5.000%, 12/01/2020 to 01/01/2049	2,142	2,346
4.500%, 06/01/2038 to 06/01/2049	7,909	8,467
4.000%, 07/01/2037 to 11/01/2049	5,340	5,619
3.500%, 11/01/2042 to 12/01/2049	2,981	3,121
3.000%, 12/01/2032 to 01/01/2050	9,822	10,050
2.500%, 03/01/2033 to 12/01/2049	1,661	1,662
2.000%, 09/01/2023	365	362
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.210%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	261	40
FHLMC CMO, Ser 2012-4057, Cl Ul, IO
3.000%, 05/15/2027	144	10
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	297	20
FHLMC CMO, Ser 2012-4099, Cl ST, IO
4.260%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	121	20
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	163	24
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.510%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	181	26
FHLMC CMO, Ser 2014-4310, CI SA, IO
4.210%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	48	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.260%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	$101	$16
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.094%, 04/15/2041 (A)	49	3
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	160	173
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, CI M1
2.908%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	144	145
FHLMC, Ser 2016-353, Cl S1, IO
4.260%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	144	25
FNMA
7.000%, 11/01/2037 to 11/01/2038	29	33
6.500%, 01/01/2038 to 05/01/2040	204	232
6.000%, 07/01/2037 to 11/01/2038	148	164
5.500%, 02/01/2035	123	139
5.000%, 01/01/2021 to 08/01/2049	10,178	11,062
4.500%, 02/01/2035 to 04/01/2056	4,590	4,931
4.438%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	21	22
4.390%, VAR ICE LIBOR USD 12 Month+1.428%, 05/01/2043	254	261
4.000%, 06/01/2025 to 10/01/2049	11,919	12,696
3.893%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	24	25
3.640%, 11/01/2028	100	108
3.500%, 04/01/2033 to 03/01/2057	15,424	16,123
3.350%, 05/01/2029	20	21
3.160%, 06/01/2029	370	390
3.000%, 07/01/2032 to 01/01/2050	5,968	6,092
2.850%, 08/01/2031	100	103
2.810%, 08/01/2031	100	102
2.790%, 08/01/2029	200	206
2.770%, 08/01/2031	100	102
2.765%, 08/01/2031	100	102
2.740%, 08/01/2029	100	103
2.520%, 10/01/2029	20	20
2.500%, 10/01/2042	527	523
2.240%, 09/01/2026	141	141
FNMA CMO, Ser 2003-W2, CI 2A9
5.900%, 07/25/2042	446	502
FNMA CMO, Ser 2012-93, CI UI, IO
3.000%, 09/25/2027	396	27
FNMA CMO, Ser 2014-47, CI AI, IO
2.229%, 08/25/2044 (A)	124	7
FNMA CMO, Ser 2015-55, Cl IO, IO
1.938%, 08/25/2055 (A)	30	2

20	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-56, Cl AS, IO
4.358%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	$60	$13
FNMA CMO, Ser M3, CI X2, IO
0.351%, 10/25/2024 (A)	3,828	52
FNMA Connecticut Avenue Securities, Ser 2014-C04, CI 1M2
6.692%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	261	287
FNMA Connecticut Avenue Securities, Ser 2017-C01, CI 1M1
3.092%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	53	53
FNMA Connecticut Avenue Securities, Ser 2019-R03, CI 1M1
2.542%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2031 (B)	93	93
FNMA TBA
3.500%, 01/01/2041	200	206
3.000%, 01/15/2043	800	811
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	139	158
FNMA, Ser 2012-101, Cl Bl, IO
4.000%, 09/25/2027	14	1
FNMA, Ser 2013-54, Cl BS, IO
4.358%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	48	10
FNMA, Ser 2017-76, Cl SB, IO
4.308%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	273	55
FNMA, Ser 2017-85, Cl SC, IO
4.408%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	68	11
FNMA, Ser M19, CI A2
2.560%, 09/25/2029	539	541
FNMA, Ser M23, CI 3A3
2.720%, 10/25/2031 (A)	100	100
FNMA, Ser M4, CI A2
3.610%, 02/25/2031	80	87
FNMA, Ser M6, CI A2
3.450%, 01/01/2029	170	182
FRESB Mortgage Trust, Ser SB48, Cl A10F
3.370%, 02/25/2028 (A)	716	755
FRESB Mortgage Trust, Ser SB58, Cl A10F
3.610%, 10/25/2028 (A)	1,048	1,108
GNMA
5.500%, 02/20/2037 to 01/15/2039	131	147
5.000%, 12/20/2038 to 01/20/2049	1,278	1,387
4.600%, 09/15/2034	1,996	2,146
4.500%, 07/20/2038 to 04/20/2049	4,131	4,394
4.000%, 01/15/2041 to 11/20/2049	3,897	4,099
3.500%, 06/20/2044 to 10/20/2049	3,776	3,921
3.000%, 09/15/2042 to 12/20/2049	1,554	1,599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.500%, 02/20/2027 to 09/20/2049	$738	$745
GNMA CMO, Ser 186, CI IO, lO
0.757%, 08/16/2054 (A)	1,572	69
GNMA CMO, Ser 2012-34, CI SA, IO
4.285%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	34	7
GNMA CMO, Ser 2012-66, Cl Cl, IO
3.500%, 02/20/2038	61	3
GNMA CMO, Ser 2012-H18, CI NA
2.294%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	177	177
GNMA CMO, Ser 2012-H30, CI GA
2.124%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	815	812
GNMA CMO, Ser 2013-H01, CI TA
2.274%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	8	8
GNMA CMO, Ser 2013-H08, CI BF
2.397%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	747	744
GNMA CMO, Ser 2014-105, Cl IO, IO
0.954%, 06/16/2054 (A)	1,212	55
GNMA CMO, Ser 2015-H20, CI FA
2.244%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	266	265
GNMA CMO, Ser 85, Cl IA, IO
0.690%, 03/16/2047 (A)	2,794	90
GNMA CMO, Ser 95, Cl IO, IO
0.547%, 04/16/2047 (A)	1,377	44
GNMA TBA
3.000%, 01/15/2043	1,800	1,849
2.500%, 01/21/2169	1,800	1,808
GNMA, Ser 2013-H21, CI FB
2.474%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	495	497
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	105	19
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	80	81

		116,202

Non-Agency Mortgage-Backed Obligations — 7.4%
280 Park Avenue Mortgage Trust, Ser 280P, CI A
2.620%, VAR ICE LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	130	130
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, CI AS
4.017%, 10/10/2047	100	105
Citigroup Commercial Mortgage Trust, Ser 2016-P6, CI AAB
3.512%, 12/10/2049	810	851

New Covenant Funds / Semi-Annual Report / December 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 375P, CI A
3.251%, 05/10/2035 (B)	$190	$195
COMM Mortgage Trust, Ser CR5, Cl A4
2.771%, 12/10/2045	700	711
COMM Mortgage Trust, Ser CR5, Cl AM
3.223%, 12/10/2045 (B)	590	603
COMM Mortgage Trust, Ser CR8, Cl A4
3.334%, 06/10/2046	565	584
Commercial Mortgage Trust, Ser 2013-CR12, CI B
4.762%, 10/10/2046 (A)	20	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.250%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21
CSMC Trust, Ser 2018-J1, CI A2
3.500%, 02/25/2048 (A)(B)	1,171	1,195
CSMC, Ser USA, Cl B
4.185%, 09/15/2037 (B)	470	490
DBUBS Mortgage Trust, Ser LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,009	1,030
DRB Prime Student Loan Trust, Ser 2015-B, CI A1
3.692%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	105	106
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	262	267
GS Mortgage Securities Trust, Ser 2013- GC16, CIB
5.161%, 11/10/2046 (A)	80	87
GS Mortgage Securities Trust, Ser 2018- SRP5, CI A
3.281%, 06/09/2021	620	617
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	430	424
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, CI B
4.927%, 11/15/2045 (A)	210	227
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, CI B
5.055%, 01/15/2047 (A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, CI C
4.557%, 09/15/2047 (A)	80	82
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C6, CI A3
3.507%, 05/15/2045	1,117	1,148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, Cl D
5.515%, VAR ICE LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	$129	$127
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, Cl AS
3.353%, 12/15/2047 (B)	380	389
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.232%, 05/25/2045 (A)(B)	83	83
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	414	415
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	641	653
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	244	249
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	461	470
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(B)	441	443
Lanark Master Issuer, Ser 2018-1A, Cl 1A
2.319%, VAR ICE LIBOR USD 3 Month+0.420%, 12/22/2069 (B)	595	595
MAD Mortgage Trust, Ser 330M, Cl A
3.188%, 08/15/2034 (A)(B)	222	227
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl ASB
3.354%, 11/15/2052	615	638
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	1,475	1,506
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C9, Cl A4
3.102%, 05/15/2046	714	732
Morgan Stanley Capital I Trust, Ser 2012-C4, CI A4
3.244%, 03/15/2045	220	224
MSCG Trust, Ser 2016-SNR, CI C
5.205%, 11/15/2034 (B)	128	130
MSCG Trust, Ser ALDR, CI A2
3.577%, 06/07/2035 (A)(B)	410	419
Natixis Commercial Mortgage Securities Trust, Ser FAME, Cl B
3.655%, 08/15/2034 (B)	410	414
New Residential Mortgage Loan Trust, Ser 2019-4A, CI A1B
3.500%, 12/25/2058 (A)(B)	387	397
New Residential Mortgage Loan Trust, Ser 2019-NQM4, CI A1
2.492%, 09/25/2059 (A)(B)	554	551
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	71	74

22	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	$940	$970
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	778	809
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	670	678
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	704	718
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	356	363
Towd Point Mortgage Trust, Ser 2015-5, CI A1B
2.750%, 05/25/2055 (A)(B)	196	196
UBS-BAMLL Trust, Ser 2012-WRM, CI A
3.663%, 06/10/2030 (B)	116	119
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, CI A4
3.525%, 05/10/2063	73	75
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, CI XA, IO
1.309%, 05/10/2063 (A)(B)	332	9
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	165
WFRBS Commercial Mortgage Trust, Ser 2012-C7, CI XA, IO
1.345%, 06/15/2045 (A)(B)	1,080	26
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.196%, 05/15/2045 (A)(B)	1,079	36
WFRBS Commercial Mortgage Trust, Ser 2014-C23, CI B
4.378%, 10/15/2057 (A)	270	287
WFRBS Commercial Mortgage Trust, Ser 2014-C23, CI XA, IO
0.569%, 10/15/2057 (A)	1,073	25
WFRBS Commercial Mortgage Trust, Ser C11, Cl AS
3.311%, 03/15/2045	160	164
WFRBS Commercial Mortgage Trust, Ser C2, CI A4
4.869%, 02/15/2044 (A)(B)	846	862
WFRBS Commercial Mortgage Trust, Ser C4, CI A4
4.902%, 06/15/2044 (A)(B)	1,796	1,845

		25,019

Total Mortgage-Backed Securities (Cost $139,592) ($ Thousands)		141,221

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 27.1%

Communication Services — 2.3%
AT&T
4.250%, 03/01/2027	$150	$165
4.125%, 02/17/2026	408	442
3.875%, 08/15/2021	10	10
3.721%, 11/27/2022 (B)(C)	2,000	1,870
3.000%, 06/30/2022	10	10
Charter Communications Operating
5.050%, 03/30/2029	20	23
4.908%, 07/23/2025	110	121
3.750%, 02/15/2028	20	21
3.579%, 07/23/2020	30	30
Comcast
4.150%, 10/15/2028	80	90
3.950%, 10/15/2025	150	164
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,349
Cox Communications
3.250%, 12/15/2022 (B)	859	884
Fox
4.709%, 01/25/2029 (B)	40	46
NBCUniversal Media
4.375%, 04/01/2021	10	10
Sprint Spectrum
3.360%, 09/20/2021 (B)	337	340
TCI Communications
7.875%, 02/15/2026	240	312
Telefonica Emisiones SAU
4.895%, 03/06/2048	340	390
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	261
Verizon Communications
3.875%, 02/08/2029	30	33
3.376%, 02/15/2025	232	246
2.625%, 08/15/2026	513	521
Viacom
3.875%, 04/01/2024	20	21
Vodafone Group PLC
3.750%, 01/16/2024	410	434
Walt Disney
3.000%, 09/15/2022	30	31

		7,824

Consumer Discretionary — 1.5%
Amazon.com
3.150%, 08/22/2027	470	498
BMW US Capital
2.150%, 04/06/2020 (B)	950	951
1.850%, 09/15/2021 (B)	20	20
Ford Motor Credit
8.125%, 01/15/2020	340	341

New Covenant Funds / Semi-Annual Report / December 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors Financial
4.150%, 06/19/2023	$600	$630
3.700%, 11/24/2020	80	81
3.700%, 05/09/2023	190	196
2.450%, 11/06/2020	30	30
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	463
McDonald’s MTN
3.350%, 04/01/2023	280	292
Newell Brands
3.850%, 04/01/2023	53	55
Time Warner Cable
5.000%, 02/01/2020	990	992
Volkswagen Group of America Finance
4.625%, 11/13/2025 (B)	461	510

		5,059

Consumer Staples — 0.2%
Kraft Heinz Foods
4.875%, 02/15/2025 (B)	48	49
Mars
3.200%, 04/01/2030 (B)	30	32
2.700%, 04/01/2025 (B)	60	61
PepsiCo
3.000%, 08/25/2021	290	296
2.750%, 03/05/2022	80	81
Walmart
3.050%, 07/08/2026	100	106

		625

Energy — 2.6%
Apache
3.250%, 04/15/2022	616	628
BP Capital Markets America
3.790%, 02/06/2024	80	85
3.410%, 02/11/2026	40	42
3.216%, 11/28/2023	90	94
3.119%, 05/04/2026	170	178
BP Capital Markets PLC
3.535%, 11/04/2024	20	21
Cameron LNG
2.902%, 07/15/2031 (B)	60	60
Chevron
2.100%, 05/16/2021	130	131
1.991%, 03/03/2020	1,150	1,150
Cimarex Energy
4.375%, 06/01/2024	50	53
3.900%, 05/15/2027	130	135
Concho Resources
4.375%, 01/15/2025	10	10
4.300%, 08/15/2028	30	33
3.750%, 10/01/2027	90	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Resources
5.000%, 09/15/2022	$120	$121
4.375%, 01/15/2028	20	21
3.800%, 06/01/2024	160	166
Devon Energy
5.850%, 12/15/2025	210	249
Enterprise Products Operating
4.150%, 10/16/2028	140	155
3.900%, 02/15/2024	457	485
EOG Resources
4.150%, 01/15/2026	60	66
ExxonMobil
3.043%, 03/01/2026	150	157
Halliburton
3.800%, 11/15/2025	10	10
3.250%, 11/15/2021	180	184
Kinder Morgan
4.300%, 06/01/2025	60	65
Kinder Morgan Energy Partners
3.500%, 03/01/2021	30	30
MidAmerican Energy
3.650%, 04/15/2029	140	153
MPLX
4.800%, 02/15/2029	50	55
4.125%, 03/01/2027	110	116
4.000%, 03/15/2028	40	41
Noble Energy
3.250%, 10/15/2029	80	81
Occidental Petroleum
5.550%, 03/15/2026	180	204
4.381%, 10/10/2036 (C)	3,000	1,507
4.100%, 02/01/2021	50	51
3.400%, 04/15/2026	80	82
3.200%, 08/15/2026	130	131
3.125%, 02/15/2022	100	102
3.000%, 02/15/2027	130	130
2.600%, 08/13/2021	250	252
Phillips 66 Partners
2.450%, 12/15/2024	413	413
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	486
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	313
Williams
5.250%, 03/15/2020	40	40
3.750%, 06/15/2027	60	63

		8,644

Financials — 11.2%
American Express
3.400%, 02/27/2023	972	1,009
2.650%, 12/02/2022	264	269

24	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
2.375%, 05/26/2020	$80	$80
2.200%, 03/03/2020	710	710
Anglo American Capital
3.625%, 09/11/2024 (B)	200	207
Banco Santander
4.379%, 04/12/2028	200	219
3.121%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	200	201
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	234	246
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	264
Bank of America MTN
4.450%, 03/03/2026	678	745
4.200%, 08/26/2024	210	225
4.125%, 01/22/2024	370	398
4.100%, 07/24/2023	280	299
4.000%, 04/01/2024	440	471
4.000%, 01/22/2025	80	85
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	80	88
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	223
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	83
3.500%, 04/19/2026	130	138
3.300%, 01/11/2023	60	62
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	827
Barclays Bank
2.650%, 01/11/2021	1,199	1,207
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (B)	200	235
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (B)	270	293
4.400%, 08/14/2028 (B)	200	222
BPCE MTN
3.000%, 05/22/2022 (B)	640	651
Capital One
2.650%, 08/08/2022	830	843
Charles Schwab
3.850%, 05/21/2025	110	119
Citigroup
8.125%, 07/15/2039	12	20
5.500%, 09/13/2025	150	171
5.300%, 05/06/2044	31	39
4.650%, 07/30/2045	28	35
4.450%, 09/29/2027	120	132
4.400%, 06/10/2025	160	174
4.300%, 11/20/2026	40	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 07/25/2028	$40	$44
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	240	263
4.050%, 07/30/2022	40	42
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	362
3.500%, 05/15/2023	100	104
3.400%, 05/01/2026	354	372
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	701
3.875%, 09/26/2023 (B)	595	629
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	51
Danske Bank
5.000%, 01/12/2022 (B)	200	210
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (B)	200	202
Ferguson Finance
4.500%,10/24/2028 (B)	780	854
General Electric Capital MTN
4.650%, 10/17/2021	180	188
4.375%, 09/16/2020	10	10
Glencore Funding
2.875%, 04/16/2020 (B)	20	20
Goldman Sachs Group
5.750%, 01/24/2022	662	711
5.150%, 05/22/2045	20	25
4.750%, 10/21/2045	40	49
4.250%, 10/21/2025	90	98
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	550	606
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	319
3.500%, 11/16/2026	90	95
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	488
5.375%, 03/15/2020	640	644
4.000%, 03/03/2024	420	448
HSBC Holdings PLC
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	400	447
3.400%, 03/08/2021	360	366
2.950%, 05/25/2021	380	385
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	203
John Deere Capital
1.700%, 01/15/2020	40	40
JPMorgan Chase
4.500%, 01/24/2022	786	825
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	200	228
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	863

New Covenant Funds / Semi-Annual Report / December 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	$230	$245
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	110
3.875%, 09/10/2024	290	311
2.550%, 03/01/2021	30	30
KKR Group Finance VI
3.750%, 07/01/2029 (B)	595	634
Liberty Mutual Group
4.569%, 02/01/2029 (B)	321	359
4.250%, 06/15/2023 (B)	91	96
Lincoln National
6.250%, 02/15/2020	570	573
Lloyds Banking Group
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	434	440
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	532
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	150	162
3.750%, 02/25/2023	1,110	1,162
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,091
ORIX
4.050%, 01/16/2024	365	388
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	944	998
Penske Truck Leasing Lp
3.900%, 02/01/2024 (B)	965	1,014
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	573
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	30	30
Royal Bank of Canada MTN
2.150%, 10/26/2020	70	70
Royal Bank of Scotland Group
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	200	212
Royal Bank of Scotland Group PLC
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	290	308
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	205
Santander UK PLC
2.375%, 03/16/2020	40	40
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	210
SunTrust Bank
2.800%, 05/17/2022	1,146	1,168
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	$634	$689
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	273
3.491%, 05/23/2023 (B)	390	402
US Bancorp
3.375%, 02/05/2024	540	567
USAA Capital MTN
2.625%, 06/01/2021 (B)	350	354
Wells Fargo
3.069%, 01/24/2023	808	825
3.000%, 10/23/2026	190	195
Wells Fargo MTN
4.900%, 11/17/2045	30	37
4.600%, 04/01/2021	480	495
4.300%, 07/22/2027	200	219
3.750%, 01/24/2024	540	571
3.450%, 02/13/2023	120	124

		37,893

Health Care — 2.5%
Abbott Laboratories
3.400%, 11/30/2023	175	184
AbbVie
3.600%, 05/14/2025	10	11
3.200%, 11/21/2029 (B)	40	41
2.950%, 11/21/2026 (B)	20	20
2.600%, 11/21/2024 (B)	140	141
2.300%, 11/21/2022 (B)	1,046	1,051
Adventist Health System
2.433%, 09/01/2024	431	432
Aetna
2.800%, 06/15/2023	20	20
Amgen
2.125%, 05/01/2020	20	20
Anthem
3.125%, 05/15/2022	340	349
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,225
Becton Dickinson
4.685%, 12/15/2044	40	47
3.734%, 12/15/2024	24	25
3.363%, 06/06/2024	210	219
Bristol-Myers Squibb
3.875%, 08/15/2025 (B)	130	141
3.550%, 08/15/2022 (B)	60	62
3.400%, 07/26/2029 (B)	50	54
3.200%, 06/15/2026 (B)	120	126
2.900%, 07/26/2024 (B)	180	186
2.600%, 05/16/2022 (B)	80	81
2.250%, 08/15/2021 (B)	70	70

26	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cigna
4.375%, 10/15/2028	$120	$133
4.125%, 11/15/2025	50	54
3.500%, 06/15/2024 (B)	160	167
3.400%, 09/17/2021	60	62
CVS Health
4.300%, 03/25/2028	80	87
3.875%, 07/20/2025	95	101
3.350%, 03/09/2021	32	33
2.800%, 07/20/2020	190	191
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,154	1,427
Eli Lilly
2.350%, 05/15/2022	170	172
Gilead Sciences
2.550%, 09/01/2020	20	20
2.500%, 09/01/2023	50	51
Humana
3.150%, 12/01/2022	240	246
2.900%, 12/15/2022	290	296
SSM Health Care
3.688%, 06/01/2023	644	672
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	29
UnitedHealth Group
3.875%, 12/15/2028	30	33
2.875%, 12/15/2021	50	51
2.700%, 07/15/2020	70	70

		8,400

Industrials — 2.4%
3M
2.375%, 08/26/2029	30	30
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	745
4.500%, 05/15/2021	310	320
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,087	1,114
American Airlines Pass-Through Trust, Ser 2013-2, CI A
4.950%, 01/15/2023	286	298
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	167
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	44	44
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	12
Continental Airlines Pass-Through Trust, Ser 2012-2, CI A
4.000%, 10/29/2024	635	670

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines Pass-Through Trust, Ser 2015-1, CI AA
3.625%, 07/30/2027	$544	$577
Delta Air Lines Pass-Through Trust, Ser 2019-1, CI AA
3.204%, 04/25/2024	621	646
Eaton
2.750%, 11/02/2022	450	459
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,205	1,206
General Electric MTN
6.875%, 01/10/2039	30	40
5.500%, 01/08/2020	10	10
General Electric Capital MTN
5.300%, 02/11/2021	160	165
International Lease Finance
5.875%, 08/15/2022	400	436
Republic Services
3.200%, 03/15/2025	180	187
Union Pacific
3.950%, 09/10/2028	20	22
3.750%, 07/15/2025	20	22
United Airlines Pass-Through Trust, Ser 2014-1, CI A
4.000%, 04/11/2026	707	752
Waste Management
3.500%, 05/15/2024	120	126
3.450%, 06/15/2029	30	32
3.200%, 06/15/2026	30	32

		8,112

Information Technology — 1.1%
Apple
3.350%, 02/09/2027	210	224
2.900%, 09/12/2027	110	114
2.450%, 08/04/2026	70	71
2.000%, 11/13/2020	80	80
1.550%, 08/04/2021	60	60
Broadcom
3.625%, 10/15/2024 (B)	485	504
Diamond 1 Finance
4.420%, 06/15/2021 (B)	430	443
Intel
3.700%, 07/29/2025	30	33
Mastercard
3.375%, 04/01/2024	190	202
Microsoft
3.300%, 02/06/2027	90	96
2.400%, 02/06/2022	150	152
1.850%, 02/06/2020	360	360
1.550%, 08/08/2021	110	110

New Covenant Funds / Semi-Annual Report / December 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NXP BV
4.625%, 06/01/2023 (B)	$479	$512
Oracle
2.500%, 10/15/2022	130	132
salesforce.com
3.700%, 04/11/2028	150	164
3.250%, 04/11/2023	70	73
Visa
4.300%, 12/14/2045	10	12
3.150%, 12/14/2025	110	117
2.200%, 12/14/2020	300	301

		3,760

Materials — 0.6%
ArcelorMittal
4.550%, 03/11/2026	100	106
3.600%, 07/16/2024	180	185
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	214
Glencore Funding
4.125%, 05/30/2023 (B)	890	927
4.125%, 03/12/2024 (B)	120	126
4.000%, 03/27/2027 (B)	120	125
Southern Copper
3.500%, 11/08/2022	130	134
Vale Overseas
6.250%, 08/10/2026	140	164

		1,981

Real Estate — 0.9%
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (B)	620	628
Digital Realty Trust
3.600%, 07/01/2029	815	848
Ventas Realty
3.500%, 02/01/2025	488	510
Welltower
4.500%, 01/15/2024	902	974

		2,960

Utilities — 1.8%
Aquarion
4.000%, 08/15/2024 (B)	227	239
Commonwealth Edison
3.700%, 08/15/2028	468	512
Dominion Energy
2.579%, 07/01/2020	260	260
Duke Energy
3.550%, 09/15/2021	170	174
2.400%, 08/15/2022	150	151
FirstEnergy
4.250%, 03/15/2023	380	401

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.850%, 07/15/2022	$330	$335
NextEra Energy Capital Holdings
2.403%, 09/01/2021	513	517
Northern States Power
7.125%, 07/01/2025	1,190	1,468
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	426
Public Service Enterprise Group
2.875%, 06/15/2024	713	729
Sempra Energy
2.400%, 03/15/2020	840	840

		6,052

Total Corporate Obligations (Cost $87,708) ($ Thousands)		91,310

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds
3.125%, 05/15/2048	140	162
3.000%, 08/15/2048	50	56
3.000%, 02/15/2049	360	407
2.875%, 05/15/2049	20	22
2.750%, 08/15/2047	120	129
2.375%, 11/15/2049	420	420
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	177	198
1.750%, 01/15/2028	86	97
1.375%, 02/15/2044	541	638
1.000%, 02/15/2046	391	430
1.000%, 02/15/2048	459	508
1.000%, 02/15/2049	1,606	1,744
0.750%, 02/15/2042	467	485
U.S. Treasury Notes
2.750%, 09/15/2021	2,759	2,812
2.750%, 02/15/2028	4	4
2.625%, 02/15/2029	1,600	1,697
2.375%, 02/29/2024	3,015	3,101
2.250%, 04/30/2024	30	31
2.250%, 02/15/2027	583	599
2.125%, 05/31/2021	1,400	1,410
2.000%, 02/15/2025	50	51
1.750%, 06/30/2024	16,682	16,735
1.750%, 12/31/2024	1,760	1,766
1.750%, 11/15/2029	1,130	1,114
1.625%, 12/15/2022	1,470	1,471
1.500%, 11/30/2024	80	79
1.375%, 08/31/2026	110	107

28	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
United States Treasury Bills
1.574%, 01/30/2020 (C)	$2,287	$2,285

Total U.S. Treasury Obligations (Cost $38,228) ($ Thousands)		38,558

ASSET-BACKED SECURITIES — 9.3%

Automotive — 1.9%
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, CI A
2.970%, 03/20/2024 (B)	310	316
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, CI A
3.350%, 09/22/2025 (B)	320	330
Capital One Prime Auto Receivables Trust, Ser 2019-2, CI A4
1.960%, 02/18/2025	1,662	1,656
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	350	358
Honda Auto Receivables Owner Trust, Ser 2019-2, Cl A3
2.520%, 06/21/2023	572	579
NextGear Floorplan Master Owner Trust, Ser 2019-1A, CI A2
3.210%, 02/15/2024 (B)	1,182	1,205
NextGear Floorplan Master Owner Trust, Ser 2019-2A, CI A2
2.070%, 10/15/2024 (B)	556	552
World Omni Auto Receivables Trust, Ser 2019-B, Cl A3
2.590%, 07/15/2024	1,299	1,314

		6,310

Financials — 0.3%
BX Commercial Mortgage Trust, Ser XL, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	1,105	1,106

Home — 0.4%
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	206	214
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, CI A1A
3.750%, 10/25/2057 (B)	352	364
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.792%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (B)	390	401

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust, Ser 2007-NCW, CI A1
2.008%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	$218	$204
New Century Home Equity Loan Trust, Ser 2003-A, CI A
2.512%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	86	85

		1,268

Other Asset-Backed Securities — 6.7%
AEP Texas Restoration Funding, Ser 2019-1, CI A2
2.294%, 08/01/2031	1,646	1,622
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, CI M2
2.208%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	326	327
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (B)	300	304
Ascentium Equipment Receivables, Ser 2019-1A, CI A2
2.840%, 06/10/2022 (B)	645	648
Atrium Hotel Portfolio Trust, Ser ATRM, Cl C
3.415%, VAR ICE LIBOR USD 1 Month+1.650%, 12/15/2036 (B)	410	409
Citigroup Mortgage Loan Trust, Ser 2007- WFH3, CI A3
1.958%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	256	256
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
3.042%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	155	153
Countrywide Home Equity Loan Trust, Ser 2006-F, CI 2A1A
1.905%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	328	315
Credit Suisse Mortgage Trust, Cl A3
3.064%, 10/25/2059	405	406
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	430	436
Domino’s Pizza Master Issuer, Ser 2017-1A, CI A2I
3.526%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	697	697
Education Loan Asset-Backed Trust, Ser 2013-1, CI A2
2.508%, VAR ICE LIBOR USD 1 Month+0.800%, 04/26/2032 (B)	500	496

New Covenant Funds / Semi-Annual Report / December 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR1, Cl A
2.437%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	$1,391	$1,379
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	1,255	1,269
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, CI M1
2.647%, VAR ICE LIBOR USD 1 Month+0.855%, 07/25/2034	475	471
Morgan Stanley Capital I Trust, Ser BPR, Cl A
3.165%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (B)	320	319
Navient Student Loan Trust, Ser 2016-6A, Cl A3
3.008%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2066 (B)	900	907
Progress Residential Trust, Ser 2018-SFR3, CI A
3.880%, 10/17/2035 (B)	640	652
RAAC Series Trust, Ser 2005-SP3, Cl M2
2.592%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2035	390	391
Residential Mortgage Loan Trust, Ser 2019- 3, CI A2
2.941%, 09/25/2059	404	403
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059	404	403
SBA Small Business Investment, Ser 2019- 10A, CI 1
3.113%, 03/10/2029	198	205
Shops at Crystals Trust, Ser CSTL, Cl A
3.126%, 07/05/2036 (B)	100	101
SLC Student Loan Trust, Ser 2010-1, Cl A
3.007%, VAR ICE LIBOR USD 3 Month+0.875%, 11/25/2042	277	278
SLM Private Credit Student Loan Trust, Ser 2006-A, CI A5
2.184%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	286	279
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.094%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	140	138
Stack Infrastructure Issuer, Ser 2019-1A, CI A2
4.540%, 02/25/2044 (B)	312	327
Store Master Funding l-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	382	395
Store Master Funding l-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	330	328
United States Small Business Administration, Ser 2010-20H, CI 1
3.520%, 08/01/2030	303	312

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2011-20B, CI 1
4.220%, 02/01/2031	$322	$341
United States Small Business Administration, Ser 2011-20J, CI 1
2.760%, 10/01/2031	181	182
United States Small Business Administration, Ser 2013-20K, CI 1
3.380%, 11/01/2033	761	792
United States Small Business Administration, Ser 2014-20F, CI 1
2.990%, 06/01/2034	870	887
United States Small Business Administration, Ser 2015-20C, CI 1
2.720%, 03/01/2035	902	914
United States Small Business Administration, Ser 2015-20E, CI 1
2.770%, 05/01/2035	481	490
United States Small Business Administration, Ser 2015-20K, CI 1
2.700%, 11/01/2035	518	525
United States Small Business Administration, Ser 2017-20J, CI 1
2.850%, 10/01/2037	662	673
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	1,279	1,357
United States Small Business Administration, Ser 2018-20J, Cl 1
3.770%, 10/01/2038	634	678
United States Small Business Administration, Ser 2019-25G, CI 1
2.690%, 07/01/2044	60	61
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	624	629
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	338	345

		22,500

Total Asset-Backed Securities (Cost $30,905) ($ Thousands)		31,184

30	New Covenant Funds / Semi-Annual Report / December 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
FHLMC
6.500%, 12/01/2035	$730	$821
6.000%, 03/01/2035	1,152	1,321
5.000%, 10/01/2048	67	71
4.000%, 04/01/2048	80	83
4.000%, 05/01/2048	614	641
3.500%, 09/01/2048	530	546
3.500%, 10/01/2048	737	759
3.500%, 01/01/2049	76	78
3.500%, 04/01/2049	830	854
3.000%, 02/01/2038	84	86
3.000%, 04/01/2038	82	84
3.000%, 11/01/2043	645	664
3.000%, 01/01/2048	96	98
3.000%, 03/01/2049	86	87
3.000%, 04/01/2049	1,663	1,690
2.375%, 01/13/2022	1,090	1,107
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	216	216
FNMA
4.500%, 09/01/2057	237	257
4.000%, 02/01/2056	70	75
4.000%, 06/01/2057	76	82
3.500%, 10/01/2047	1,220	1,267
3.500%, 06/01/2048	635	659
3.500%, 07/01/2048	420	437
3.500%, 02/01/2049	90	95
3.000%, 12/01/2037	81	83
3.000%, 03/01/2046	1,251	1,289
3.000%, 05/01/2046	83	85
3.000%, 07/01/2046	145	149
3.000%, 10/01/2046	221	228
3.000%, 11/01/2046	1,812	1,856
3.000%, 09/01/2047	341	349
FNMA, Ser M1, CI A2
3.555%, 09/25/2028 (A)	270	292
Tennessee Valley Authority
3.875%, 02/15/2021	790	807

Total U.S. Government Agency Obligations (Cost $16,637) ($ Thousands)		17,216

SOVEREIGN DEBT — 3.1%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	496
Colombia Government International Bond
5.625%, 02/26/2044	280	348
5.200%, 05/15/2049	310	373
4.500%, 03/15/2029	200	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	$200	$238
3.850%, 07/18/2027 (B)	200	213
3.750%, 04/25/2022	370	382
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	226
Mexico Government International Bond
4.000%, 10/02/2023	610	642
3.600%, 01/30/2025	380	398
Panama Government International Bond
6.700%, 01/26/2036	190	266
4.300%, 04/29/2053	300	349
Peruvian Government International Bond
6.550%, 03/14/2037	250	366
5.625%, 11/18/2050	310	453
Poland Government International Bond
5.125%, 04/21/2021	440	458
4.000%, 01/22/2024	450	484
Province of Ontario Canada
4.400%, 04/14/2020	840	846
Province of Quebec Canada
2.625%, 02/13/2023	500	513
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,211
Qatar Government International Bond
3.250%, 06/02/2026	370	389
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	149	170
5.875%, 09/16/2043	400	539
5.625%, 04/04/2042	400	523
Uruguay Government International Bond
4.375%, 01/23/2031	390	436

Total Sovereign Debt (Cost $9,734) ($ Thousands)		10,541

FOREIGN BONDS — 1.8%
Allergan Funding SCS
3.800%, 03/15/2025	40	42
3.450%, 03/15/2022	120	123
Banco Santander
3.125%, 02/23/2023	200	204
Banco Santander Chile
2.500%, 12/15/2020 (B)	240	240
Barclays Bank
10.179%, 06/12/2021 (B)	370	411
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BP Capital Markets PLC
3.561%, 11/01/2021	230	237

New Covenant Funds / Semi-Annual Report / December 31, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
CNOOC Finance
3.500%, 05/05/2025	$330	$345
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	543
Ecopetrol
5.375%, 06/26/2026	140	157
HSBC Holdings PLC
4.250%, 08/18/2025	230	246
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	210
3.125%, 07/14/2022 (B)	200	203
OCP
4.500%, 10/22/2025 (B)	400	428
Petrobras Global Finance BV
6.850%, 06/05/2115	150	171
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	438
Petroleos Mexicanos
4.875%, 01/18/2024	190	199
Shell International Finance
4.375%, 03/25/2020	130	131
Shell International Finance BV
3.250%, 05/11/2025	150	159
2.875%, 05/10/2026	40	41
2.250%, 11/10/2020	360	361
1.750%, 09/12/2021	690	690
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	81
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	227	220
Vale Overseas
6.875%, 11/21/2036	48	62

Total Foreign Bonds (Cost $5,641) ($ Thousands)		5,952

MUNICIPAL BONDS – 0.9%

Florida – 0.1%
Florida State, Board of Administration Finance, SerA, RB
2.638%, 07/01/2021	420	425

Michigan — 0.2%
Michigan State, Finance Authority, RB Callable 03/01/2024 @ 100
2.988%, 09/01/2049 (D)	755	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New Jersey — 0.1%
New Jersey State Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	$125	$125

New York — 0.2%
NewYorkState, Urban Development, RB
3.350%, 03/15/2026	665	703

Wisconsin — 0.3%
Wisconsin State, SerA, RB, AGM
5.700%, 05/01/2026	890	999

Total Municipal Bonds (Cost $2,963) ($ Thousands)		3,026

	Shares

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, CI F
1.500%**†	5,171,125	5.171

Total Cash Equivalent (Cost $5,171) ($ Thousands)		5.171

Total Investments in Securities — 102.1% (Cost $336,579) ($ Thousands)		$344,179

	Contracts

PURCHASED OPTIONS* — 0.0%
Total Purchased Options(E) (Cost $15) ($ Thousands)	46	$17

WRITTEN OPTIONS* — 0.0%

Total Written Options(E) (Premiums Received $23) ($ Thousands)	(75)	$(13)

32	New Covenant Funds / Semi-Annual Report / December 31, 2019

A list of open option contracts by the Fund at December 31, 2019 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%
Call Options
February 2020, U.S. 10 Year Future Option*	11	$1,413	$128.50	01/18/20	$5
February 2020, U.S. 5 Year Future Option*	35	4,151	118.50	01/18/20	12

Total Purchased Options		$5,564			$17

WRITTEN OPTIONS — 0.0%
Put Options
March 2020, U.S. 10 Year Future Option*	(7)	$(899)	128.00	02/22/20	$(4)
February 2020, U.S. 5 Year Future Option*	(15)	(1,779)	118.00	01/18/20	(1)
February 2020, U.S. 5 Year Future Option*	(13)	(1,542)	118.25	01/18/20	(2)

		(4,220)			(7)

Call Options
February 2020, U.S. 10 Year Future Option*	(8)	(1,028)	129.25	01/18/20	(2)
February 2020, U.S. 10 Year Future Option*	(10)	(1,284)	129.50	01/18/20	(1)
March 2020, U.S. 10 Year Future Option*	(7)	(899)	131.00	02/22/20	(1)
February 2020, U.S. 5 Year Future Option*	(15)	(1,779)	119.00	01/18/20	(2)

		(4,990)			(6)

Total Written Options		$(9,210)			$(13)

A list of the open futures contracts held by the Fund at December 31, 2019 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
90-Day Euro$	(119)	Mar-2020	$(29,227)	$(29,234)	$(7)
90-Day Euro$	72	Mar-2021	17,709	17,719	11
90-Day Euro$	118	Jun-2020	28,695	29,001	306
90-Day Euro$	33	Dec-2020	8,085	8,116	31
U.S. 2-Year Treasury Note	(57)	Apr-2020	(12,295)	(12,284)	11
U.S. 5-Year Treasury Note	270	Apr-2020	32,119	32,025	(94)
U.S. 10-Year Treasury Note	35	Mar-2020	4,539	4,495	(44)
U.S. Long Treasury Bond	(143)	Mar-2020	(22,854)	(22,295)	559
U.S. Ultra Long Treasury Bond	28	Mar-2020	5,252	5,086	(165)
Ultra 10-Year U.S. Treasury Note	24	Mar-2020	3,420	3,377	(43)

			$35,443	$36,006	$565

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $337,189 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2019.
†	Investment in Affiliated Security (see Note 3).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2019, the value of these securities amounted to $55,329 ($ Thousands), representing 16.4% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Refer to table below for details on Options Contracts.

AGM — Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

New Covenant Funds / Semi-Annual Report / December 31, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Income Fund (Concluded)

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the levels of inputs used as of December 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	141,221	–	141,221
Corporate Obligations	–	91,310	–	91,310
U.S. Treasury Obligations	1,697	36,861	–	38,558
Asset-Backed Securities	–	31,184	–	31,184
U.S. Government Agency Obligations	–	17,216	–	17,216
Sovereign Debt	–	10,541	–	10,541
Foreign Bonds	–	5,952	–	5,952
Municipal Bonds	–	3,026	–	3,026
Cash Equivalent	5,171	–	–	5,171

Total Investments in Securities	6,868	337,311	–	344,179

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)

Purchase Options	17	–	–	17
Written Options	(13)	–	–	(13)
Futures Contracts *
Unrealized Appreciation	918	–	–	918
Unrealized Depreciation	(353)	–	–	(353)

Total Other Financial Instruments	569	–	–	569

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31,2019 ($ Thousands):

Security Description	Value 6/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/19	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$11,031	$74,708	$(80,568)	$—	$—	$5,171	5,171,125	$50	$ —

The accompanying notes are an integral part of the financial statements.

34	New Covenant Funds / Semi-Annual Report / December 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Balanced Growth Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.8%

Equity Fund — 59.9%
New Covenant Growth Fund †	3,990,809	$179,506

Total Equity Fund (Cost $105,701) ($ Thousands)		179,506

Fixed Income Fund — 38.9%
New Covenant Income Fund †	4,937,681	116,776

Total Fixed Income Fund (Cost $113,144) ($ Thousands)		116,776

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, CI F 1.500%**†	3,465,558	$3,466

Total Cash Equivalent (Cost $3,466) ($ Thousands)		3,466

Total Investments in Securities — 99.9% (Cost $222,311) ($ Thousands)		$299,748

Percentages are based on a Net Assets of $299,950 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2019.

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 6/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 12/31/19	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$ 178,591	$ 11,146	$ (19,193)	$ 2,863	$ 6,099	$ 179,506	3,990,809	$ 1,545	$ 7,788
New Covenant Income Fund	112,871	7,663	(4,512)	61	693	116,776	4,937,681	1,361	—
SEI Daily Income Trust, Government Fund, Cl F	2,176	17,554	(16,264)	—	—	3,466	3,465,558	23	—

Totals	$293,638	$36,363	$(39,969)	$2,924	$6,792	$299,748	12,394,048	$2,929	$7,788

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

New Covenant Balanced Income Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.3%

Fixed Income Fund — 64.0%
New Covenant Income Fund †	2,114,230	$50,002

Total Fixed Income Fund (Cost $48,690) ($ Thousands)		50,002

Equity Fund — 35.3%
New Covenant Growth Fund †	613,286	27,586

Total Equity Fund (Cost $13,697) ($ Thousands)		27,586

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, CI F
1.500%**†	720,479	$720

Total Cash Equivalent (Cost $720) ($ Thousands)		720

Total Investments in Securities — 100.2% (Cost $63,107) ($ Thousands)		$78,308

Percentages are based on a Net Assets of $78,135 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2019.

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2019 ($ Thousands):

Security Description	Value 6/30/19	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 12/31/19	Shares	Dividend Income	Capital Gains
New Covenant Income Fund	$ 50,043	$ 1,929	$ (2,296)	$ (38)	$ 364	$ 50,002	$ 2,114,230	$ 586	$-
New Covenant Growth Fund	27,539	3,099	(4,444)	307	1,085	27,586	613,286	240	1,240
SEI Daily Income Trust, Government Fund, Cl F	1,207	5,419	(5,906)	—	—	720	710,479	6	—

Totals	$78,789	$ 10,447	$ (12,646)	$269	$ 1,449	$78,308	3,437,995	$832	$ 1,240

The accompanying notes are an integral part of the financial statements.

36	New Covenant Funds / Semi-Annual Report / December 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS)

December 31, 2019

	Growth Fund		Income Fund		Balanced Growth Fund		Balanced Income Fund
Assets:
Investments, at value†	$453,542		$339,008		$—		$—
Affiliated investments, at value††	7,998		5,171		299,748		78,308
Options purchased, at value †††	—		17		—		—
Cash and cash equivalents	1,209		—		—		—
Dividends and interest receivable	537		1,740		225		96
Cash pledged as collateral for futures contracts	324		215		—		—
Receivable for fund shares sold	92		106		30		2
Foreign tax reclaim receivable	80		18		—		—
Receivable for investment securities sold	50		8,006		—		—
Receivable for variation margin	19		49		—		—
Prepaid expenses	24		18		16		4
Total Assets	463,875		354,348		300,019		78,410
Liabilities:
Options written, at value †††	—		13		—		—
Investment advisory fees payable	91		79		—		—
Administration fees payable	72		57		20		7
Social witness and licensing fees payable	59		41		—		—
Shareholder servicing fees payable	39		28		—		—
Payable for fund shares redeemed	3		38		24		262
Trustees’ fees payable	2		2		2		—
CCO fees payable	1		1		1		—
Payable for investment securities purchased	—		16,135		—		—
Income distribution payable	—		594		—		—
Payable to custodian	—		69		—		—
Payable for variation margin	—		54		—		—
Accrued expense payable	34		48		22		6
Total Liabilities	301		17,159		69		275
Net Assets	$463,574		$337,189		$299,950		$78,135
† Cost of investments	$323,468		$336,579		$—		$—
†† Cost of affiliated investments	—		—		222,311		63,107
††† Cost (premiums received)	—		(8)		—		—
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0,001)	$316,878		$330,853		$224,133		$64,132
Total distributable earnings	146,696		6,336		75,817		14,003
Net Assets	$463,574		$337,189		$299,950		$78,135
Net Asset Value, Offering and Redemption Price Per Share	$44.98		$23.65		$105.18		$21.65
	(463,574,119 ÷		(337,188,992 ÷		(299,950,230 ÷		(78,134,962 ÷
	10,307,113 shares	)	14,255,709 shares	)	2,851,669 shares	)	3,608,715 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2019	37

STATEMENTS OF OPERATIONS ($ THOUSANDS)

For the period ended December 31, 2019

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$4,376	$—	$—	$—
Dividend income from affiliated registered investment company	59	50	2,929	832
Interest income	19	4,856	—	—
Total Investment Income	4,454	4,906	2,929	832
Expenses:
Investment advisory fees	1,062	703	—	—
Administration fees	452	335	223	58
Social witness and licensing fees	339	251	—	—
Shareholder servicing fees	226	167	—	—
Trustee fees	4	3	2	1
Chief compliance officer fees	1	1	1	—
Transfer agent fees	38	28	25	7
Professional fees	26	19	17	4
Registration fees	18	13	12	3
Printing fees	14	11	9	2
Custodian fees	6	8	6	2
Other expenses	15	44	2	1
Total Expenses	2,201	1,583	297	78
Less:
Waiver of investment advisory fees	(539)	(240)	—	—
Waiver of administration fees	(31)	(3)	(102)	(19)
Net Expenses	1,631	1,340	195	59
Net Investment Income	2,823	3,566	2,734	773
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	12,362	1,896	—	—
Affiliated investments	—	—	2,924	269
Written and purchased options	—	255	—	—
Capital gain distributions received from affiliated investment	—	—	7,788	1,204
Futures contracts	640	(874)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,341	631	—	—
Affiliated investments	—	—	6,792	1,449
Written and purchased options	—	(19)	—	—
Futures contracts	(98)	627	—	—
Net Increase in Net Assets Resulting from Operations	$46,068	$6,082	$20,238	$3,695

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	New Covenant Funds / Semi-Annual Report / December 31, 2019

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the period ended December 31, 2019 (Unaudited) and the year ended June 30, 2019

	Growth Fund		Income Fund
	07/01/19 to 12/31/19	07/01/18 to 06/30/19	07/01/19 to 12/31/19	07/01/18 to 06/30/19
Operations:
Net investment income	$2,823	$5,146	$3,566	$7,267
Net realized gain from investments, affiliated investments, written and purchased options and futures contracts	13,002	22,515	1,277	701
Net change in unrealized appreciation on investments, affiliated investments, written and purchased options and futures contracts	30,243	3,899	1,239	11,913
Net change in unrealized depreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	—	(1)	—	—
Net increase in net assets resulting from operations	46,068	31,559	6,082	19,881
Distributions:	(23,804)	(31,095)	(3,959)	(7,780)
Total distributions	(23,804)	(31,095)	(3,959)	(7,780)
Capital Share Transactions:
Proceeds from shares issued	10,876	41,305	17,870	40,669
Reinvestment of dividends & distributions	19,775	25,807	395	749
Cost of shares redeemed	(38,299)	(47,292)	(13,697)	(41,976)
Increase (decrease) in net assets derived from capital share transactions	(7,648)	19,820	4,568	(558)
Net increase in net assets	14,616	20,284	6,691	11,543
Net Assets:
Beginning of Period	448,958	428,674	330,498	318,955
End of Period	$463,574	$448,958	$337,189	$330,498
Share Transactions:
Shares issued	253	1,019	757	1,781
Shares issued in lieu of dividends and distributions	448	665	17	33
Shares redeemed	(870)	(1,139)	(579)	(1,852)
Increase (Decrease) in net assets derived from share transactions	(169)	545	195	(38)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2019	39

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the period ended December 31, 2019 (Unaudited) and the year ended June 30, 2019

	Balanced Growth Fund		Balanced Income Fund
	07/01/19 to 12/31/19	07/01/18 to 06/30/19	07/01/19 to 12/31/19	07/01/18 to 06/30/19
Operations:
Net investment income	$2,734	$4,518	$773	$1,406
Net realized gain from affiliated investments	2,924	862	269	344
Capital gain distributions received from affiliated investments	7,788	10,539	1,204	1,618
Net change in unrealized appreciation on affiliated investments	6,792	4,138	1,449	1,640
Net increase in net assets resulting from operations	20,238	20,057	3,695	5,008
Distributions:	(15,195)	(17,635)	(2,834)	(4,160)
Total distributions	(15,195)	(17,635)	(2,834)	(4,160)
Capital Share Transactions:
Proceeds from shares issued	7,143	16,016	2,814	3,589
Reinvestment of dividends & distributions	13,944	16,007	2,343	3,509
Cost of shares redeemed	(20,002)	(31,067)	(6,331)	(6,827)
Increase (decrease) in net assets derived from capital share transactions	1,085	956	(1,174)	271
Net increase (decrease) in net assets	6,128	3,378	(313)	1,119
Net Assets:
Beginning of Period	293,822	290,444	78,448	77,329
End of Period	$299,950	$293,822	$78,135	$78,448
Share Transactions:
Shares issued	68	163	130	173
Shares issued in lieu of dividends and distributions	134	166	109	174
Shares redeemed	(190)	(310)	(294)	(325)
Increase (Decrease) in net assets derived from share transactions	12	19	(55)	22

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	New Covenant Funds / Semi-Annual Report / December 31, 2019

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2019 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Growth Fund
	2019@	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$42.86	$43.17	$40.15	$34.23	$38.28	$43.70
Investment Activities:
Net investment income(1)	0.28	0.50	0.46	0.27	0.27	0.22
Net realized and unrealized gains(losses) on securities (1)	4.21	2.28	5.34	5.91	(1.67)	2.29
Total from investment activities	4.49	2.78	5.80	6.18	(1.40)	2.51
Dividends and Distributions from:
Net investment income	(0.38)	(0.50)	(0.39)	(0.26)	(0.21)	(0.22)
Net realized gains	(1.99)	(2.59)	(2.39)	–	(2.44)	(7.71)
Total dividends and distributions	(2.37)	(3.09)	(2.78)	(0.26)	(2.65)	(7.93)
Net Asset Value, End of Period	$44.98	$42.86	$43.17	$40.15	$34.23	$38.28
Total Return†	10.63%	7.21%	14.74%	18.12%	(3.68)%	6.41%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$463,574	$448,958	$428,674	$412,229	$394,943	$416,158
Ratio of net expenses to average net assets	0.72%	0.85%	0.87%	0.95%	1.02%	1.02%
Ratio of expenses to average net assets, excluding waivers	0.98%	1.12%	1.12%	1.13%	1.14%	1.12%
Ratio of net investment income to average net assets	1.25%	1.19%	1.08%	0.73%	0.76%	0.54%
Portfolio turnover rate	12%	47%	24%	50%	103%	107%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2019. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

New Covenant Funds / Semi-Annual Report / December 31, 2019	41

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2019 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Income Fund
	2019 @	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.50	$22.62	$23.21	$23.58	$23.09	$23.13
Investment Activities:
Net investment income(1)	0.25	0.52	0.45	0.37	0.40	0.35
Net realized and unrealized gains(losses) on securities (1)	0.18	0.92	(0.57)	(0.31)	0.51	(0.01)
Total from investment activities	0.43	1.44	(0.12)	0.06	0.91	0.34
Dividends and Distributions from:
Net investment income	(0.28)	(0.56)	(0.47)	(0.43)	(0.42)	(0.38)
Total dividends and distributions	(0.28)	(0.56)	(0.47)	(0.43)	(0.42)	(0.38)
Net Asset Value, End of Period	$23.65	$23.50	$22.62	$23.21	$23.58	$23.09
Total Return†	1.84%	6.46%	(0.54)%	0.27%	4.00%	1.46%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$337,189	$330,498	$318,955	$305,157	$297,165	$304,295
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.95%	0.95%	0.95%	0.95%	0.98%	0.95%
Ratio of net investment income to average net assets	2.14%	2.29%	1.95%	1.58%	1.71%	1.50%
Portfolio turnover rate	72%	188%	210%	140%	202%	115%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2019. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

42	New Covenant Funds / Semi-Annual Report / December 31, 2019

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2019 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Growth Fund
	2019@	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$103.45	$102.94	$96.48	$90.32	$101.71	$101.92
Investment Activities:
Net investment income(1)	0.97	1.58	1.23	0.94	0.88	0.85
Net realized and unrealized gains(losses) on securities (1)	6.22	5.21	6.86	8.44	(1.63)	3.71
Total from investment activities	7.19	6.79	8.09	9.38	(0.75)	4.56
Dividends and Distributions from:
Net investment income	(1.29)	(1.83)	(0.90)	(0.94)	(1.72)	(2.86)
Net realized gains	(4.17)	(4.45)	(0.73)	(2.28)	(8.92)	(1.91)
Total dividends and distributions	(5.46)	(6.28)	(1.63)	(3.22)	(10.64)	(4.77)
Net Asset Value, End of Period	$105.18	$103.45	$102.94	$96.48	$90.32	$101.71
Total Return†	7.05%	7.12%	8.45%	10.59%	(0.50)%	4.54%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$299,950	$293,822	$290,444	$285,970	$284,430	$297,560
Ratio of net expenses to average net assets	0.13%	0.13%	0.13%	0.14%	0.14%	0.14%
Ratio of expenses to average net assets, excluding waivers	0.20%	0.21%	0.21%	0.23%	0.27%	0.26%
Ratio of net investment income to average net assets	1.84%	1.56%	1.22%	1.01%	0.94%	0.83%
Portfolio turnover rate	6%	16%	11%	4%	14%	13%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2019. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2019	43

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2019 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Income Fund
	2019@	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.41	$21.23	$20.74	$20.06	$21.20	$21.55
Investment Activities:
Net investment income(1)	0.22	0.39	0.31	0.25	0.24	0.22
Net realized and unrealized gains(losses) on securities (1)	0.81	0.96	0.63	0.95	0.02	0.46
Total from investment activities	1.03	1.35	0.94	1.20	0.26	0.68
Dividends and Distributions from:
Net investment income	(0.30)	(0.42)	(0.29)	(0.25)	(0.31)	(0.47)
Net realized gains	(0.49)	(0.75)	(0.16)	(0.27)	(1.09)	(0.56)
Total dividends and distributions	(0.79)	(1.17)	(0.45)	(0.52)	(1.40)	(1.03)
Net Asset Value, End of Period	$21.65	$21.41	$21.23	$20.74	$20.06	$21.20
Total Return†	4.88%	6.76%	4.57%	6.11%	1.41%	3.22%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$78,135	$78,448	$77,329	$79,100	$77,945	$80,203
Ratio of net expenses to average net assets	0.15%	0.15%	0.15%	0.19%	0.20%	0.20%
Ratio of expenses to average net assets, excluding waivers	0.20%	0.20%	0.21%	0.23%	0.27%	0.25%
Ratio of net investment income to average net assets	1.98%	1.86%	1.48%	1.25%	1.19%	1.04%
Portfolio turnover rate	7%	11%	10%	5%	17%	15%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2019. All ratios for the period have been annualized.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	New Covenant Funds / Semi-Annual Report / December 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2019

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

New Covenant Funds / Semi-Annual Report / December 31, 2019	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2019

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

Futures cleared through a central clearing house (“centrally cleared futures”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures is provided by an independent source. On days when there is excessive volume, market volatility or the future does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures position.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with the established NAV of each fund.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

46	New Covenant Funds / Semi-Annual Report / December 31, 2019

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2019, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

New Covenant Funds / Semi-Annual Report / December 31, 2019	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2019

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2019, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, for- wards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These

48	New Covenant Funds / Semi-Annual Report / December 31, 2019

transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. As of December 31, 2019, the Funds did not own any illiquid securities.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the adviser at any time. The following is a summary of annual fees payable to the Administrator:

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.47% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the

New Covenant Funds / Semi-Annual Report / December 31, 2019	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2019

voluntary expense limitation is 0.80% for the Income Fund. The voluntary expense limitation for the Growth Fund was 0.87% until May 13, 2019 when the voluntary expense limitation was changed to be 0.72%.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub- adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research & Management, Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”). In consideration of the services and facilities to be provided by the Distributor or any service provider, each of the Growth Fund and the Income Fund (if such Fund has issued Shares) will pay to the Distributor a fee, as agreed from time to time, at an annual rate of up to 0.10% (ten basis points) of the average daily net asset value of the Growth Fund and the Income Fund, respectively, which fee will be computed daily and paid monthly.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser,

50	New Covenant Funds / Semi-Annual Report / December 31, 2019

sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2019, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of exchange-traded financial derivative instruments of the Funds as of December 31, 2019 ($ Thousands):

	Financial Derivative Asset	Financial Derivative Liability
	Variation Margin Asset	Variation Margin Liability
Fund	Futures	Futures
Growth Fund	$19	$ -
Income Fund	$49	$ 54

Cash with a total market value of $324 and 215 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2019.

New Covenant Funds / Semi-Annual Report / December 31, 2019	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2019

The following table discloses the volume of the Fund’s futures contracts activity during the period ended December 31, 2019 ($ Thousands):

	Growth Fund	Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$ 7,456	$ 79,445
Average Notional Balance Short	–	54,248
Ending Notional Balance Long	–	–
Ending Notional Balance Short	–	–
Options:
Equity Contracts
Average Notional Balance Long	$ –	$ 34
Average Notional Balance Short	–	60
Ending Notional Balance Long	–	–
Ending Notional Balance Short	–	–

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2019, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Sales (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Purchases of U.S. Government Securities ($ Thousands)	Sales of U.S. Government Securities ($ Thousands)

Growth Fund	$ 54,597	$ 81,587	$ —	$ —
Income Fund	17,579	30,151	223,271	209,926
Balanced Growth Fund	18,810	23,705	—	—
Balanced Income Fund	5,027	6,740	—	—

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Total Distributions Paid ($ Thousands)

Growth Fund	2019	$ 5,700	$ 25,395	$ 31,095	$ 31,095
	2018	5,007	23,033	28,040	28,040
Income Fund	2019	7,780	—	7,780	7,780
	2018	6,403	—	6,403	6,403
Balanced Growth Fund	2019	5,632	12,003	17,635	17,635
	2018	2,619	2,087	4,706	4,706
Balanced Income Fund	2019	1,606	2,554	4,160	4,160
	2018	1,114	583	1,697	1,697

52	New Covenant Funds / Semi-Annual Report / December 31, 2019

As of June 30, 2019, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
New Covenant Growth Fund	$857	$17,284	$—	$—	$106,288	$2	$124,431
New Covenant Income Fund	715	—	(1,950)	—	6,967	(1,519)	4,213
New Covenant Balanced Growth Fund	2,544	9,488	—	—	58,742	—	70,774
New Covenant Balanced Income Fund	483	1,371	—	—	11,288	—	13,142

Post October losses represent losses realized on investment transactions from November 1, 2018 through June 30, 2019 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2019 through June 30, 2019 and specified losses realized on investment transactions from November 1, 2016 through June 30, 2019, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Income Fund	$ —	$ 1,950	$ 1,950

*This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at June 30, 2019, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2019 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$323,468	$145,913	$(7,841)	$138,072
Income Fund	336,579	8,214	(614)	7,600
Balanced Growth Fund	222,311	77,437	—	77,437
Balanced Income Fund	63,107	15,201	—	15,201

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of June 30, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future

New Covenant Funds / Semi-Annual Report / December 31, 2019	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2019

claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of Fund assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt

54	New Covenant Funds / Semi-Annual Report / December 31, 2019

rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers various social- witness principles and other socially responsible investing principles in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a

New Covenant Funds / Semi-Annual Report / December 31, 2019	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

December 31, 2019

portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2019, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	3	77.02%
Income Fund	3	83.29%
Balanced Growth Fund	1	1.38%
Balanced Income Fund	1	0.23%

9. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets.

The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

10. ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2019.

56	New Covenant Funds / Semi-Annual Report / December 31, 2019

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

December 31, 2019

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2019 to December 31, 2019).

The table on this page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,106.30	0.72%	$3.81
Hypothetical 5% Return	$1,000.00	$1,021.52	0.72%	$3.66
Income Fund
Actual Fund Return	$1,000.00	$1,018.40	0.80%	$4.06
Hypothetical 5% Return	$1,000.00	$1,021.11	0.80%	$4.06
Balanced Growth Fund
Actual Fund Return	$1,000.00	$1,070.50	0.13%	$0.68
Hypothetical 5% Return	$1,000.00	$1,024.48	0.13%	$0.66
Balanced Income Fund
Actual Fund Return	$1,000.00	$1,048.80	0.15%	$0.77
Hypothetical 5% Return	$1,000.00	$1,024.38	0.15%	$0.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
†	Excludes expenses of the underlying affiliated investment companies.

New Covenant Funds / Semi-Annual Report / December 31, 2019	57

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements”) and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Sub-Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve a sub-advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Sub-Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Sub-Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

At the September 9-11, 2019 and December 3-4, 2019 meetings of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of certain Sub-Advisory Agreements. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations,

58	New Covenant Funds / Semi-Annual Report / December 31, 2019

the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Sub-Advisory Agreements.

Performance. In determining whether to renew the Sub-Advisory Agreements, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC and the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

New Covenant Funds / Semi-Annual Report / December 31, 2019	59

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NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

NCF-F-004 (12/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Investments

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 6, 2020

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: March 6, 2020